                                                              N U V E E N
                                                                     Investments

Money Market Fund

                                      SEMIANNUAL  REPORT  AUGUST 31, 2000

For investors seeking stability and liquidity in a flexible cash management investment.

                            [PICTURES APPEARS HERE]

                                  INVEST WELL

                                  LOOK AHEAD

                              LEAVE YOUR MARK/SM/

   Contents

 1 Dear Shareholder

 3 Market Commentary

 4 Nuveen Money Market Fund Spotlight

 5 Portfolio of Investments

 6 Statement of Net Assets

 7 Statement of Operations

 8 Statement of Changes in Net Assets

 9 Notes to Financial Statements

12 Financial Highlights

13 Fund Information

                             Must be preceded by or accompanied by a prospectus.

DEAR
Shareholder,

[PHOTO OF TIMOTHY R. SCHWERTFEGER APPEARS HERE]
Timothy R. Schwertfeger

Harvard University, Tiffany's and Dom Perignon are each the Rolls-Royce of its market. Each is synonymous with "quality." Each has established, reinforced and marketed its brand as one that consistently delivers a quality product -- be it education, fine jewelry or champagne. Each has made a promise to its customers, and each works hard to keep that promise, year after year.

Webster defines quality as the degree of excellence that a thing possesses. Nuveen Investments defines quality by the excellence of our portfolio management and products as well as of the financial advisors you, and our firm, work with.

Quality Portfolio Management and Products

Nuveen's income-oriented funds feature portfolio management by Nuveen Investment Management (NIM). NIM follows a disciplined, research-driven investment approach to uncover income securities that combine exceptional relative value with above-average return potential. Drawing on 300 combined years of investment experience, the Nuveen team of portfolio managers and research analysts offers:

 . A commitment to exhaustive research
 . An active, value-oriented investment style
 . The unmatched presence of trading leverage of a market leader.

     While you may be familiar with our municipal bond funds, you may not be aware of the equity mutual funds we offer investors. Our two newest funds -- Nuveen Innovation and Nuveen International Growth -- were launched in December 1999. These funds are managed by Columbus Circle Investors (CCI), a firm that has been managing money for more than 25 years and has used a single, disciplined investment philosophy called "Positive Momentum and Positive Surprise." This philosophy is based on the premise that:

 . Strong companies tend to get stronger. CCI believes a company that demonstrates positive momentum in its business fundamentals tends to generate superior returns through rising stock prices. This represents the Positive Momentum CCI seeks.

 . Companies positively surprise when their business fundamentals and reported results exceed investor and analyst expectations. CCI believes this is often accompanied by strong, accelerating growth. This represents the Positive Surprise CCI seeks.

     Our Nuveen Rittenhouse Growth Fund is managed by Rittenhouse Financial Services, Inc., a wholly owned subsidiary of the John Nuveen Company. The investment philosophy Rittenhouse established years ago remains firmly in place today -- pursue long-term growth with high-quality, large capitalization blue chip stocks. This singular focus has translated into consistently strong risk-adjusted returns and productive, long-lasting relationships.

Timothy R. Schwertfeger
Chairman of the Board

                                                     SEMIANNUAL REPORT    page 1

     We also offer several growth and income style funds, all managed by Institutional Capital Corporation (ICAP), of which the John Nuveen Company holds a minority interest. ICAP seeks out stocks it believes have appreciation potential unrecognized by the general market for Nuveen Growth and Income Stock Fund, Nuveen European Value Fund, Nuveen Balanced Stock and Bond Fund and Nuveen Balanced Municipal and Stock Fund.

Quality Financial Advisors

Nuveen Investments works through financial advisors because we believe in quality advice. Today, you face an unprecedented array of investment choices, opportunities -- and risks. Your investment advisor can offer you the professional assistance that will help bring to life your aspirations -- for yourself and your family, today and in the future.

This Report

Please review your fund's Financial Spotlight to learn how it is positioned as of its semiannual period, ended August 31, 2000. Also, I invite you to read the following Market Commentary to learn more about the economic environment in which your fund performed.

For more information on any Nuveen investment, including a prospectus, contact your financial advisor. Or call Nuveen at (800) 621-7227 or visit our Internet site at www.nuveen.com. Please read the prospectus carefully before you invest or send money.

Thank you for your continued confidence.

Sincerely,


/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board
October 18, 2000

SEMIANNUAL REPORT    page 2

NUVEEN MUNICIPAL FUNDS

Market Commentary as of August 31, 2000

Municipal bonds performed well during the six-month period ended August 31, 2000. During this period, yields on long-term municipal bonds declined by approximately 54 basis points, resulting in a corresponding rise in bond prices.

     Three reasons account for this performance. First, the likelihood of a Federal Reserve tightening -- in the view of the general market -- fell as signs of inflation did not appear. Secondly, new issue supply in the municipal market remained low. This was due in part to the fact that many municipalities have been funding capital projects with current strong tax collections rather than with long-term debt. Finally, volatility and lack- luster returns in the equity market have increasingly turned investor attention to the municipal market.

     During the period, credit spreads -- the basis point difference between yields on high-grade bonds and low-grade bonds -- tightened. Still, compared with credit spreads over the last several years, the spreads remained attractive. Liquidity spreads -- the basis point difference between the yields offered by sellers and yields demanded by buyers -- remained wide and volatile creating opportunities for value trading.

     The strong economy continued to generate strong tax collections for municipalities throughout the country. In addition to reducing the need for debt issuance, the collections have contributed to improved credit quality among many municipal issuers. The recent upgrade of New York City to A, its highest rating in 25 years, illustrates this trend.

     Among the noteworthy deals this quarter were two tobacco settlement-backed bond issues, both on behalf of New York counties. In the $206 billion settlement between 46 states and major tobacco companies, the states exchanged all smoking-related claims for a stream of annual payments from the tobacco companies. Several states and counties have come to market to borrow against the future stream of payments. Proceeds of these transactions have been applied to several different municipal purposes. We expect to see many more tobacco deals over the next year.

A Look Ahead

We believe the Fed will remain on hold through the elections. As the traditionally slow time of the year for the bond market -- summer -- has ended, supply could increase incrementally. However, supply will likely remain significantly below last year because of strong tax collections. Finally, we believe that investors will increasingly shift money from the equity market to the bond market if they see equity returns significantly lower than the past several years.

                                                     SEMIANNUAL REPORT    page 3

NUVEEN MONEY MARKET FUND

Fund Spotlight as of August 31, 2000

Portfolio Statistics

Inception Date                                      6/99
----------------------------------------------------------
Net Assets                                  $5.0 million
----------------------------------------------------------
Average Weighted Maturity                      7.21 days
----------------------------------------------------------

Yields

7-Day Yield                                         5.58%
----------------------------------------------------------
30-Day Yield                                        5.61%
----------------------------------------------------------

Diversification (as a % of market value)

Tax Obligation (General)                              39%
----------------------------------------------------------
Financials                                            12%
----------------------------------------------------------
Healthcare                                            12%
----------------------------------------------------------
Consumer Cyclicals                                     9%
----------------------------------------------------------
Consumer Staples                                       9%
----------------------------------------------------------
Long-Term Care                                         6%
----------------------------------------------------------
Technology                                             6%
----------------------------------------------------------
Industrial (Other)                                     4%
----------------------------------------------------------
Utilities                                              3%
----------------------------------------------------------


Past performance is no guarantee of future results.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment in the fund at $1.00 per share, it is possible to lose money by investing in the fund.

SEMIANNUAL REPORT   Page 4

                         Portfolio of Investments (Unaudited)
                         Nuveen Money Market Fund
                         August 31, 2000

   Principal                                                                                                             Amortized
Amount (000)   Description                                                                                Ratings*            Cost
----------------------------------------------------------------------------------------------------------------------------------
               COMMERCIAL PAPER - 33.2%

    $    150   The Coca-Cola Company, effective yield of 6.453%, 9/19/00                                       A-1     $   149,516
         150   Ford Motor Credit Company, effective yield of 6.478%, 9/13/00                                   A-1         149,678
         150   General Electric Capital Corporation, effective yield of 6.541%, 9/01/00                        A-1+        150,000
         150   General Motors Acceptance Corporation, effective yield of 6.499%, 9/26/00                       A-1         149,326
         150   W.W. Grainger, Inc., effective yield of 6.467%, 9/06/00                                         A-1+        149,866
         150   Lucent Technologies, Inc., effective yield of 6.503%, 9/13/00                                   A-1         149,677
         150   MDU Resources Group, Inc., effective yield of 6.509%, 9/27/00                                   A-1         149,299
         151   Merrill Lynch & Co., Inc., effective yield of 6.540%, 9/01/00                                   A-1+        151,000
         150   Nike, Inc., effective yield of 6.515%, 9/14/00                                                  A-1         149,649
         150   PepsiCo, Inc., effective yield of 6.486%, 9/12/00                                               A-1         149,704
         150   The Procter & Gamble Company, effective yield of 6.498%, 10/02/00                               A-1+        149,165
----------------------------------------------------------------------------------------------------------------------------------
    $  1,651   Total Commercial Paper                                                                                    1,646,880
============----------------------------------------------------------------------------------------------------------------------
               TAXABLE MUNICIPAL BONDS - 16.1%

               Minnesota - 4.0%

    $    200   Port Authority of the City of Saint Paul, Minnesota, Variable Rate Demand Bonds,                A-1         200,000
                 Industrial Development Revenue Bonds (Ideal Printers Project), Series 1999B,
                 6.700%, 4/01/11+
----------------------------------------------------------------------------------------------------------------------------------
               New York - 12.1%

         300   Genesee Memorial Hospital Association, Taxable Adjustable Rate Notes, Series 1997,              N/R         300,000
                 6.650%, 2/01/17+
         300   Oswego County Industrial Development Agency (New York), Civic Facility Revenue, Series          N/R        300,000
                 1999B (O.H. Properties), Variable Rate Demand Bonds, 6.650%, 6/01/24+
----------------------------------------------------------------------------------------------------------------------------------
    $    800   Total Taxable Municipal Bonds                                                                               800,000
============----------------------------------------------------------------------------------------------------------------------
               TAXABLE CORPORATE NOTES - 12.1%

    $    300   Budd Office Building Associates Limited Partnership, Taxable Adjustable Rate Notes,             N/R         300,000
                 Series 1997, 6.650%, 10/01/47+
         300   Fairborn Christel Manor, Inc., Floating Rate Demand Taxable Notes, Series 1995, 6.650%,         N/R         300,000
                 6/01/10+
----------------------------------------------------------------------------------------------------------------------------------
    $    600   Total Taxable Corporate Notes                                                                               600,000
============----------------------------------------------------------------------------------------------------------------------
               U.S. GOVERNMENT OBLIGATIONS - 40.2%

    $  2,000   U.S. Treasury Bill, 6.500%, 3/01/01                                                             Aaa       2,000,000
----------------------------------------------------------------------------------------------------------------------------------
    $  2,000   Total U.S. Government Obligations                                                                         2,000,000
============----------------------------------------------------------------------------------------------------------------------
               Total Investment - 101.6%                                                                                 5,046,880
               -------------------------------------------------------------------------------------------------------------------
               Other Assets Less Liabilities - (1.6)%                                                                      (79,773)
               -------------------------------------------------------------------------------------------------------------------
               Net Assets - 100%                                                                                       $ 4,967,107
               ===================================================================================================================

          * Ratings: Using the higher of Standard & Poor's or Moody's rating.
          N/R  Investment is not rated.
          + The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.

____
5

                      Statement of Net Assets (Unaudited)
                      Nuveen Money Market Fund
                      August 31, 2000


--------------------------------------------------------------------------------
Assets
Investments in short-term securities, at amortized cost,
which approximates market value                                     $  5,046,880
Receivables:
   Fund manager                                                           18,910
   Interest                                                               14,892
   Shares sold                                                             5,873
Other assets                                                                 262
--------------------------------------------------------------------------------
   Total assets                                                        5,086,817
--------------------------------------------------------------------------------
Liabilities
Cash overdraft                                                             7,396
Payable for shares redeemed                                               42,795
Accrued expenses:
   12b-1 fees accrued                                                      8,495
   Other                                                                  43,419
Dividends payable                                                         17,605
--------------------------------------------------------------------------------
   Total liabilities                                                     119,710
--------------------------------------------------------------------------------
Net assets applicable to shares outstanding                         $  4,967,107
================================================================================
Shares outstanding:
   Class A                                                               916,030
   Class B                                                             1,330,302
   Class C                                                               340,447
   Class R                                                             2,380,328
--------------------------------------------------------------------------------
Total shares outstanding                                               4,967,107
================================================================================
Net asset value, offering and redemption price per share
(net assets divided by shares outstanding)                          $       1.00
================================================================================

                                 See accompanying notes to financial statements.
___
6

                      Statement of Operations (Unaudited)
                      Nuveen Money Market Fund
                      Six Months Ended August 31, 2000

--------------------------------------------------------------------------------
Investment Income                                                   $   157,062
--------------------------------------------------------------------------------
Expenses
Management fees                                                          11,268
12b-1 service fees - Class A                                              1,543
12b-1 distribution and service fees - Class B                             3,806
12b-1 distribution and service fees - Class C                             2,231
Shareholders' servicing agent fees and expenses                           2,596
Custodian's fees and expenses                                            23,370
Trustees' fees and expenses                                                  95
Professional fees                                                         6,719
Shareholders' reports - printing and mailing expenses                    34,895
Federal and state registration fees                                      35,723
Portfolio insurance expense                                                 257
Other expenses                                                              176
--------------------------------------------------------------------------------
Total expenses before custodian fee credit and expense reimbursement    122,679
   Custodian fee credit                                                    (222)
   Expense reimbursement                                                (98,601)
--------------------------------------------------------------------------------
Net expenses                                                             23,856
--------------------------------------------------------------------------------
Net investment income                                                   133,206
Net gain from investment transactions                                        --
--------------------------------------------------------------------------------
Net increase in net assets from operations                          $   133,206
================================================================================



                                 See accompanying notes to financial statements.
___
7

                Statement of Changes in Net Assets (Unaudited)
                Nuveen Money Market Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                              For the period 6/10/99
                                                                                      Six Months Ended  (commencement of operations)
                                                                                               8/31/00               through 2/29/00
------------------------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                                 $        133,206           $          152,927
Net realized gain from investment transactions                                                      --                           --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                                     133,206                      152,927
------------------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders
From undistributed net investment income:
   Class A                                                                                     (32,712)                     (56,592)
   Class B                                                                                     (17,791)                     (12,275)
   Class C                                                                                     (10,085)                     (10,617)
   Class R                                                                                     (72,618)                     (73,443)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders                                     (133,206)                    (152,927)
------------------------------------------------------------------------------------------------------------------------------------
Share Transactions
   (at constant net asset value of $1 per share)
Net proceeds from sale of shares                                                             9,379,585                   13,607,662
Net proceeds from shares issued to shareholders due to reinvestment of distributions            62,950                       56,984
------------------------------------------------------------------------------------------------------------------------------------
                                                                                             9,442,535                   13,664,646
Cost of shares redeemed                                                                    (12,882,261)                  (5,357,813)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from share transactions                               (3,439,726)                   8,306,833
Net assets at the beginning of period                                                        8,406,833                      100,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets at the end of period                                                       $      4,967,107           $        8,406,833
====================================================================================================================================

                                 See accompanying notes to financial statements.
___
8

Notes to Financial Statements (Unaudited)






1. General Information and Significant Accounting Policies

The Nuveen Money Market Fund (the "Fund") is a series of the Nuveen Money Market Trust (the "Trust") which was organized as a Massachusetts business trust on January 15, 1999. The Trust (and each series within the Trust) is an open-end, diversified management investment company registered under the Investment Company Act of 1940.

The Fund invests substantially all of its assets in a diversified portfolio of high quality money market instruments for current income, the stability of principal and the maintenance of liquidity.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements in accordance with accounting principles generally accepted in the United States.

Securities Valuation

The Fund invests in short-term securities maturing within one year from the date of acquisition. Securities with a maturity of more than one year in all cases have variable rate and demand features qualifying them as short-term securities and are valued at amortized cost. On a dollar-weighted basis, the average maturity of all such securities must be 90 days or less (at August 31, 2000, the dollar-weighted average life was 7.21 days).

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Fund has instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At August 31, 2000, the Fund had no such outstanding purchase commitments.

Investment Income

Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts.

Dividends and Distributions to Shareholders

Net investment income is declared as a dividend to shareholders of record as of the close of each business day and payment is made or reinvestment is credited to shareholder accounts after month-end. Net realized capital gains from investment transactions, if any, are declared and distributed to shareholders annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Federal Income Taxes

The Fund intends to distribute all net ordinary taxable income and net realized capital gains from investment transactions, if any, and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal tax provision is required.

Flexible Sales Charge Program

The Fund offers Class A, B, C and R Shares. Class A Shares incur an annual 12b-1 service fee and under limited circumstances may be subject to a contingent deferred sales charge ("CDSC"). Class B Shares incur annual 12b-1 distribution and service fees. An investor purchasing Class B Shares agrees to pay a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares convert to Class A Shares eight years after purchase. Class C Shares incur annual 12b-1 distribution and service fees. An investor purchasing Class C Shares agrees to pay a CDSC of 1% if Class C Shares are redeemed within one year of purchase. Class R Shares are not subject to any sales charge or 12b-1 distribution or service fees. Class R Shares are available only under limited circumstances.

Insurance

The Fund has purchased liability insurance to protect against a decline in the value of securities held in the Fund's portfolio caused by the default of securities owned by the Fund. The insurance covers substantially all of the Fund's investments except U.S. Government securities. The maximum total coverage for all Nuveen money market funds is $50 million, with certain deductibles for each loss. The Fund pays the policy premiums. Coverage under the policy is subject to certain conditions and may not be renewable upon expiration. While the policy is intended to provide some protection against credit risk and to help the Fund maintain a constant price per share of $1.00, there is no guarantee that the insurance will do so.


_____
9

Derivative Financial Instruments

The Fund may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics. Although the Fund is authorized to invest in such financial instruments, and may do so in the future, it did not make any such investments during the six months ended August 31, 2000.

Custodian Fee Credit

The Fund has an agreement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on the Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. Fund Shares

                                                                                                       For the period 6/10/99
                                                                             Six Months Ended    (commencement of operations)
Transactions in Fund shares were as follow:                                           8/31/00                 through 2/29/00
-----------------------------------------------------------------------------------------------------------------------------
Shares sold:
   Class A                                                                      $   7,563,252                    $  6,806,544
   Class B                                                                            800,354                       1,880,840
   Class C                                                                            406,054                       2,466,518
   Class R                                                                            609,925                       2,453,760

Shares issued to shareholders due to reinvestment of distributions:

   Class A                                                                             29,468                          40,650
   Class B                                                                             14,719                           7,514
   Class C                                                                              9,471                           7,829
   Class R                                                                              9,292                             991
-----------------------------------------------------------------------------------------------------------------------------
                                                                                    9,442,535                      13,664,646
-----------------------------------------------------------------------------------------------------------------------------
Shares redeemed:

   Class A                                                                        (10,992,512)                     (2,556,372)
   Class B                                                                           (198,229)                     (1,199,896)
   Class C                                                                         (1,009,925)                     (1,564,500)
   Class R                                                                           (681,595)                        (37,045)
-----------------------------------------------------------------------------------------------------------------------------
                                                                                  (12,882,261)                     (5,357,813)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                                         $  (3,439,726)                   $  8,306,833
=============================================================================================================================

3. Securities Transactions

Purchases and sales (including maturities) of investments in short-term securities during the six months ended August 31, 2000, aggregated $123,949,425 and $127,271,637, respectively.

At August 31, 2000, the cost of investments owned for federal income tax purposes was the same as the cost for financial reporting purposes.

4. Management Fee and Other Transactions with Affiliates

Under the Fund's investment management agreement with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, the Fund pays an annual management fee, payable monthly, which is based upon the average daily net assets of the Fund as follows:

Average Daily Net Assets                                                                                       Management Fee
-----------------------------------------------------------------------------------------------------------------------------
For the first $125 million                                                                                        .4500 of 1%
For the next $125 million                                                                                         .4375 of 1
For the next $250 million                                                                                         .4250 of 1
For the next $500 million                                                                                         .4125 of 1
For the next $1 billion                                                                                           .4000 of 1
For assets over $2 billion                                                                                        .3750 of 1
=============================================================================================================================

The management fee is reduced by, or the Adviser assumes certain Fund expenses in an amount necessary to prevent the Fund's total operating expenses (including the management fee, but excluding interest, taxes, fees incurred in acquiring and disposing of portfolio securities, any 12b-1 distribution or service fees and, to the extent permitted, extraordinary expenses) from exceeding .65 of 1% of the average daily net assets of the Fund. The Adviser may modify or discontinue these waivers and reimbursements at any time.


_____
10

The management fee compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Fund pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Fund from the Adviser or its affiliates.

At August 31, 2000, The John Nuveen Company owned 2,000,000 shares of Class R.

5. Composition of Net Assets

At August 31, 2000, the Fund had an unlimited number of $.01 par value stock authorized. Net assets consisted of $4,967,107 paid-in capital.

6. Investment

Composition At August 31, 2000, the revenue sources by purpose, expressed as a percent of total investments, were as follows:

-----------------------------------------------------------------------------------------------------------------------------
Consumer Cyclicals                                                                                                          9%
Consumer Staples                                                                                                            9
Financials                                                                                                                 12
Healthcare                                                                                                                 12
Industrial/Other                                                                                                            4
Long-Term Care                                                                                                              6
Tax Obligation/General                                                                                                     39
Technology                                                                                                                  6
Utilities                                                                                                                   3
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                          100%
=============================================================================================================================

For additional information regarding each investment security, refer to the Portfolio of Investments.


_____
11

               Financial Highlights (Unaudited)


               Selected data for a share outstanding throughout each period:

                                                                                                            Ratios/Supplemental Data
                                                                      --------------------------------------------------------------
                                                                                     Before Credit/                 After
                                                                                      Reimbursement           Reimbursement (a)
                                                                                 -----------------------   -----------------------
NUVEEN MONEY MARKET FUND                                                                           Ratio                     Ratio
                                              Less                                                of Net                    of Net
                Beginning            Distributions                                 Ratio of   Investment     Ratio of   Investment
                      Net        Net      from Net     Ending             Ending   Expenses       Income     Expenses       Income
Year Ended          Asset Investment    Investment  Net Asset  Total  Net Assets to Average   to Average   to Average   to Average
February 28/29,     Value     Income        Income      Value Return       (000) Net Assets   Net Assets   Net Assets   Net Assets
------------------------------------------------------------------------------------------------------------------------------------
Class A (6/99)
     2001 (d)      $ 1.00    $   .03 $        (.03) $    1.00   2.73% $      916       4.37%*       1.83%*        .91%*       5.29%*
     2000 (c)        1.00        .03          (.03)      1.00   3.28       4,316       3.64*        2.02*         .91*        4.76*

Class B (6/99)
     2001 (d)        1.00        .02          (.02)      1.00   2.35       1,330       5.88*         .44*        1.66*        4.67*
     2000 (c)        1.00        .03          (.03)      1.00   2.74         713       3.78*        1.95*        1.65*        4.08*

Class C (6/99)
     2001 (d)        1.00        .02          (.02)      1.00   2.35         340       5.04*        1.13*        1.66*        4.51*
     2000 (c)        1.00        .03          (.03)      1.00   2.74         935       4.39*        1.36*        1.65*        4.09*

Class R (6/99)
     2001 (d)        1.00        .03          (.03)      1.00   2.85       2,380       4.84*        1.47*         .66*        5.65*
     2000 (c)        1.00        .03          (.03)      1.00   3.46       2,443       2.47*        2.98*         .66*        4.79*
------------------------------------------------------------------------------------------------------------------------------------


                        ------------------------
                                 After
                           Reimbursement (b)
                        ------------------------
NUVEEN MONEY MARKET FUND                   Ratio
                                          of Net
                          Ratio of    Investment
                          Expenses     Income to
Year Ended              to Average       Average
February 28/29,         Net Assets    Net Assets
------------------------------------------------
Class A (6/99)
     2001 (d)                  .90%*        5.30%*
     2000 (c)                  .90*         4.77*

Class B (6/99)
     2001 (d)                 1.65*         4.67*
     2000 (c)                 1.65*         4.09*

Class C (6/99)
     2001 (d)                 1.65*         4.52*
     2000 (c)                 1.65*         4.10*

Class R (6/99)
     2001 (d)                  .65*         5.66*
     2000 (c)                  .65*         4.80*
------------------------------------------------

*   Annualized.
(a) After expense reimbursement from the investment adviser, where applicable.
(b) After custodian fee credit and expense reimbursement, where applicable.
(c) For the period June 10, 1999 (commencement of operations) through February 29, 2000.
(d) For the six months ended August 31, 2000.

                                 See accompanying notes to financial statements.

______
12

Fund Information

Board of Trustees
Robert P. Bremner
Lawrence H. Brown
Anne E. Impellizzeri
Peter R. Sawers
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale

Fund Manager
Nuveen Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606

Transfer Agent and Shareholder Services
Chase Global Funds Services
73 Tremont Street
Boston, MA 02108
(800) 257-8787

Legal Counsel
Morgan, Lewis &
Bockius LLP
Washington, D.C.

Independent Public Accountants
Arthur Andersen LLP
Chicago, IL

NASD Regulation, Inc. provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of NASD members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.nasdr.com. NASD Regulation, Inc. also provides an investor brochure that includes information describing the Public Disclosure Program.

____
13

Serving
Investors
For Generations

A 100-Year Tradition of Quality Investments

[PHOTO OF JOHN NUVEEN, SR. APPEARS HERE]
John Nuveen, Sr.

Since 1898, Nuveen Investments has been synonymous with investments that withstand the test of time. In fact, more than 1.3 million investors have trusted Nuveen to help them build and sustain the wealth of a lifetime.

Whether your focus is long-term growth, dependable income or sustaining accumulated wealth, Nuveen offers a wide variety of investments and services to help meet your unique circumstances and financial planning needs. We can help you build a better, well-diversified portfolio.

Call Your Financial Advisor Today

To find out how Nuveen Mutual Funds might round out your investment portfolio, contact your financial advisor today. Or call Nuveen at (800) 257-8787 for more information. Ask your advisor or call for a prospectus, which details risks, fees and expenses. Please read the prospectus carefully before you invest.


NUVEEN
   Investments

Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606-1286
www.nuveen.com

                                                                 NUVEEN
                                                                     Investments

Money Market Fund


                                   SEMIANNUAL REPORT AUGUST 31, 2000


For investors seeking tax-free income, stability and liquidity in a flexible cash management investment.



                             [PHOTOS APPEARS HERE]

                              INVEST WELL

                              LOOK AHEAD

                              LEAVE YOUR MARK/S/

Institutional Tax-Exempt

      Contents

 1 Dear Shareholder

 3 Market Commentary

 4 Nuveen Institutional Tax-Exempt
   Money Market Fund Spotlight

 5 Portfolio of Investments

 8 Statement of Net Assets

 9 Statement of Operations

10 Statement of Changes in Net Assets

11 Notes to Financial Statements

14 Financial Highlights

17 Fund Information

                             Must be preceded by or accompanied by a prospectus.

DEAR

Shareholder,

[PHOTO OF Timothy R. Schwertfeger APPEARS HERE]
Chairman of the Board

Harvard University, Tiffany's and Dom Perignon are each the Rolls-Royce of its market. Each is synonymous with "quality." Each has established, reinforced and marketed its brand as one that consistently delivers a quality product --be it education, fine jewelry or champagne. Each has made a promise to its customers, and each works hard to keep that promise, year after year.

Webster defines quality as the degree of excellence that a thing possesses. Nuveen Investments defines quality by the excellence of our portfolio management and products as well as of the financial advisors you, and our firm, work with.

Quality Portfolio Management and Products

Nuveen's income-oriented funds feature portfolio management by Nuveen Investment Management (NIM). NIM follows a disciplined, research-driven investment approach to uncover income securities that combine exceptional relative value with above-average return potential. Drawing on 300 combined years of investment experience, the Nuveen team of portfolio managers and research analysts offers:

 .  A commitment to exhaustive research
 .  An active, value-oriented investment style
 .  The unmatched presence of trading leverage of a market leader.

     While you may be familiar with our municipal bond funds, you may not be aware of the equity mutual funds we offer investors. Our two newest funds-- Nuveen Innovation and Nuveen International Growth -- were launched in December 1999. These funds are managed by Columbus Circle Investors (CCI), a firm that has been managing money for more than 25 years and has used a single, disciplined investment philosophy called "Positive Momentum and Positive Surprise." This philosophy is based on the premise that:

 . Strong companies tend to get stronger. CCI believes a company that demonstrates positive momentum in its business fundamentals tends to generate superior returns through rising stock prices. This represents the Positive Momentum CCI seeks.

 . Companies positively surprise when their business fundamentals and reported results exceed investor and analyst expectations. CCI believes this is often accompanied by strong, accelerating growth. This represents the Positive Surprise CCI seeks.

     Our Nuveen Rittenhouse Growth Fund is managed by Rittenhouse Financial Services, Inc., a wholly owned subsidiary of the John Nuveen Company. The investment philosophy Rittenhouse established years ago remains firmly in place today -- pursue long-term growth with high-quality, large capitalization blue chip stocks. This singular focus has translated into consistently strong risk-adjusted returns and productive, long-lasting relationships.

                                                        SEMIANNUAL REPORT page 1

     We also offer several growth and income style funds, all managed by Institutional Capital Corporation (ICAP), of which the John Nuveen Company holds a minority interest. ICAP seeks out stocks it believes have appreciation potential unrecognized by the general market for Nuveen Growth and Income Stock Fund, Nuveen European Value Fund, Nuveen Balanced Stock and Bond Fund and Nuveen Balanced Municipal and Stock Fund.

Quality Financial Advisors

Nuveen Investments works through financial advisors because we believe in quality advice. Today, you face an unprecedented array of investment choices, opportunities -- and risks. Your investment advisor can offer you the professional assistance that will help bring to life your aspirations -- for yourself and your family, today and in the future.

This Report

Please review your fund's Financial Spotlight to learn how it is positioned as of its semiannual period, ended August 31, 2000. Also, I invite you to read the following Market Commentary to learn more about the economic environment in which your fund performed.

For more information on any Nuveen investment, including a prospectus, contact your financial advisor. Or call Nuveen at (800) 621-7227 or visit our Internet site at www.nuveen.com. Please read the prospectus carefully before you invest or send money.

Thank you for your continued confidence.



Sincerely,


/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board
October 18, 2000

SEMIANNUAL REPORT page 2

NUVEEN MUNICIPAL FUNDS

Market Commentary as of August 31, 2000

Municipal bonds performed well during the six-month period ended August 31, 2000. During this period, yields on long-term municipal bonds declined by approximately 54 basis points, resulting in a corresponding rise in bond prices.

     Three reasons account for this performance. First, the likelihood of a Federal Reserve tightening -- in the view of the general market -- fell as signs of inflation did not appear. Secondly, new issue supply in the municipal market remained low. This was due in part to the fact that many municipalities have been funding capital projects with current strong tax collections rather than with long-term debt. Finally, volatility and lack-luster returns in the equity market have increasingly turned investor attention to the municipal market.

     During the period, credit spreads -- the basis point difference between yields on high-grade bonds and low-grade bonds -- tightened. Still, compared with credit spreads over the last several years, the spreads remained attractive. Liquidity spreads -- the basis point difference between the yields offered by sellers and yields demanded by buyers --remained wide and volatile creating opportunities for value trading.

     The strong economy continued to generate strong tax collections for municipalities throughout the country. In addition to reducing the need for debt issuance, the collections have contributed to improved credit quality among many municipal issuers. The recent upgrade of New York City to A, its highest rating in 25 years, illustrates this trend.

     Among the noteworthy deals this quarter were two tobacco settlement-backed bond issues, both on behalf of New York counties. In the $206 billion settlement between 46 states and major tobacco companies, the states exchanged all smoking-related claims for a stream of annual payments from the tobacco companies. Several states and counties have come to market to borrow against the future stream of payments. Proceeds of these transactions have been applied to several different municipal purposes. We expect to see many more tobacco deals over the next year.

A Look Ahead

We believe the Fed will remain on hold through the elections. As the traditionally slow time of the year for the bond market -- summer -- has ended, supply could increase incrementally. However, supply will likely remain significantly below last year because of strong tax collections. Finally, we believe that investors will increasingly shift money from the equity market to the bond market if they see equity returns significantly lower than the past several years.

                                                        SEMIANNUAL REPORT page 3

NUVEEN INSTITUTIONAL TAX - EXEMPT MONEY MARKET FUND

Fund Spotlight as of August 31, 2000

Portfolio Statistics

Inception Date                                                   3/81
-----------------------------------------------------------------------
Net Assets                                             $176.9 million
-----------------------------------------------------------------------
Average Weighted Maturity                                  41.68 days
-----------------------------------------------------------------------

Tax - Free Yields

7-Day Yield                                                     3.50%
-----------------------------------------------------------------------
30-Day Yield                                                    3.41%
-----------------------------------------------------------------------

Taxable Equivalent
(based on a federal income tax rate of 31%)

   7-Day Yield                                                  5.07%
-----------------------------------------------------------------------
   30-Day Yield                                                 4.94%
-----------------------------------------------------------------------

  Diversification (as a % of market value)
-----------------------------------------------------------------------
  Long-Term Care                                                  28%
-----------------------------------------------------------------------
  Healthcare                                                      22%
-----------------------------------------------------------------------
  Tax Obligation (General)                                        16%
-----------------------------------------------------------------------
  Education and Civic Organizations                               16%
-----------------------------------------------------------------------
  Tax Obligation (Limited)                                         5%
-----------------------------------------------------------------------
  Transportation                                                   4%
-----------------------------------------------------------------------
  Housing (Multifamily)                                            4%
-----------------------------------------------------------------------
  Utilities                                                        2%
-----------------------------------------------------------------------
  Industrial (Other)                                               2%
-----------------------------------------------------------------------
  Basic Materials                                                  1%
-----------------------------------------------------------------------

Past performance is no guarantee of future results.

Income may be subject to the alternative minimum tax.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment in the fund at $1.00 per share, it is possible to lose money by investing in the fund.

SEMIANNUAL REPORT page 4

Portfolio of Investments (Unaudited)

Nuveen Institutional Tax-Exempt Money Market Fund
August 31, 2000


   Principal                                                                                                               Amortized
Amount (000)   Description                                                                              Ratings*             Cost
------------------------------------------------------------------------------------------------------------------------------------
               Alabama - 1.1%

     $ 2,000   Dallas County Housing Development Corporation, Housing Development Revenue, Series        A-1            $ 2,000,000
                1999, Variable Rate Demand Bonds, 4.430%, 7/01/19+
------------------------------------------------------------------------------------------------------------------------------------
               Arizona - 2.5%

       4,500   Rancho Ladera Certificates Trust, Variable Rate Certificates of Participation, 1999      VMIG-1            4,500,000
                Series A (Interests in Industrial Development Authority of the City of Phoenix,
                Arizona), Multifamily Housing Revenue Bonds, Series 1997, 4.420%, 10/01/08+
------------------------------------------------------------------------------------------------------------------------------------
               Delaware - 2.9%

       5,045   University of Delaware, Revenue Notes, Series 2000, 5.000%, 3/15/01                       SP-1+            5,063,270
------------------------------------------------------------------------------------------------------------------------------------
               District of Columbia - 4.4%

       4,000   District of Columbia (Washington, D.C.) General Obligation Bonds, Variable Rate          VMIG-1            4,000,000
                Demand Revenue Bonds, Series 1992A-3, 4.350%, 10/01/07+

       2,000   District of Columbia (Washington, D.C.) General Obligation Bonds, Variable Rate          VMIG-1            2,000,000
                Demand Revenue Bonds, Series 1992A-6, 4.350%, 10/01/07+

       1,700   District of Columbia (Washington, D.C.) General Obligation Bonds, Variable Rate          VMIG-1            1,700,000
                Demand Revenue Bonds, Series 1992A-4, 4.350%, 10/01/07+
------------------------------------------------------------------------------------------------------------------------------------
               Florida - 2.8%

       5,000   Miami Health Facilities Authority (Miami Jewish Home and Hospital for the Aged,           Aa-3             5,000,000
                Inc.), Series 1992, Variable Rate Demand Bonds, 4.300%, 3/01/12+
------------------------------------------------------------------------------------------------------------------------------------
               Georgia - 4.1%

       2,900   Development Authority of Cobb County, Tax-Exempt Adjustable Mode Revenue Bonds            A-1+             2,900,000
                (American Heart Association, Inc. Project), Variable Rate Demand Bonds, Series
                2000, 4.300%, 2/01/19+

       2,000   Columbia Elderly Authority, Residential Care Facilities Revenue Bonds (Augusta           VMIG-1            2,000,000
                Resource Center on Aging, Inc.), Variable Rate Demand Bonds, Series 1994, 4.300%,
                1/01/21+

       2,300   Rome-Floyd County Development Authority, Industrial Development Revenue Bonds             A-1              2,300,000
                (Packaging Products Corp.), Variable Rate Demand Bonds, Series 2000A, 4.430%,
                4/01/21+
------------------------------------------------------------------------------------------------------------------------------------
               Idaho - 1.1%

       2,000   Idaho Health Facilities Authority, Variable Rate Demand Revenue Bonds, Series            VMIG-1            2,000,000
                1995 (St. Luke's Regional Medical Center Project), 4.300%, 5/01/22+
------------------------------------------------------------------------------------------------------------------------------------
               Illinois - 2.2%

       3,810   West Chicago Industrial Development (Liquid Container Project), Variable Rate             Aa-2             3,810,000
                Demand Revenue Bonds, 4.350%, 3/01/15+
------------------------------------------------------------------------------------------------------------------------------------
               Indiana - 5.8%

       6,200   Fort Wayne, Indiana, Economic Development Revenue, Variable Rate Demand Bonds,             A-1             6,200,000
                Series 1998 (St. Anne Home and Retirement), 4.360%, 9/01/23+

       4,000   Tippecanoe School Corporation, Temporary Loan Warrants, 4.750%, 12/29/00                   N/R             4,005,629
------------------------------------------------------------------------------------------------------------------------------------
               Kansas - 5.1%

       3,800   Kansas Development Finance Authority (Hays Medical Center, Inc.), Series 2000N,          VMIG-1            3,800,000
                Variable Rate Demand Revenue Bonds, 4.350%, 5/15/26+

       3,300   Kansas Development Finance Authority (Village Shalom Obligated Group), Series              A-1+            3,300,000
                1998BB, Variable Rate Demand Revenue Bonds, 4.300%, 11/15/28+

       1,900   Kansas State Development Finance Authority, Health Facilities Revenue Bonds,             VMIG-1            1,900,000
                Series 1998M (Stormont-Vail Regional Medical Center), Variable Rate Demand
                Bonds, 4.350%, 11/15/23+

______
5

Portfolio of Investments (Unaudited)

August 31, 2000



   Principal                                                                                                               Amortized
Amount (000)   Description                                                                              Ratings*                Cost
------------------------------------------------------------------------------------------------------------------------------------
               Kentucky - 4.3%

     $ 7,580   Kentucky Development Finance Authority (Presbyterian Homes and Services Project),        VMIG-1          $ 7,580,000
                Variable Rate Demand Bonds, Series 1988A, 4.380%, 11/01/18+
------------------------------------------------------------------------------------------------------------------------------------
               Michigan - 3.1%

       1,400   Michigan Higher Education Facilities Authority (Concordia College Ann Arbor Project),    VMIG-1            1,400,000
                Variable Rate Demand Bonds, Series 1999, 4.350%, 9/01/14+

       4,000   Michigan Strategic Fund Adjustable Rate Demand Limited Obligation Refunding Revenue       A-1+             4,000,000
                Bonds (The Detroit Edison Company Pollution Control Bonds Project), Series 1995CC,
                Variable Rate Demand Bonds, 4.350%, 9/01/30+
------------------------------------------------------------------------------------------------------------------------------------
               Minnesota - 6.5%

       4,400   Bloomington Port Authority, Special Tax Revenue Refunding Bonds (Mall of America         VMIG-1            4,400,000
                Project), Series 1999B, Variable Rate Demand Bonds, 4.300%, 2/01/13+

       7,020   St. Paul Housing and Redevelopment Authority, Parking Revenue Bonds, Series 1995B,       VMIG-1            7,020,000
                Variable Rate Demand Bonds, 4.350%, 8/01/17+
------------------------------------------------------------------------------------------------------------------------------------
               Missouri - 5.4%

       4,000   Health and Educational Facilities Authority, Variable Rate Demand Bonds, Health          VMIG-1            4,000,000
                Facilities Revenue Bonds (Bethesda Barclay), Series 1996A, 4.450%, 8/15/26+

       3,500   Missouri Health and Educational Facilities Authority (St. Louis University), Series      VMIG-1            3,500,000
                1999B, Variable Rate Demand Bonds, 4.350%, 10/01/24+

       2,000   St. Louis Tax and Revenue Anticipation Notes, Series 2000, Payable from the General      MIG-1             2,010,533
                Revenue Fund, 5.250%, 6/28/01
------------------------------------------------------------------------------------------------------------------------------------
               Nebraska - 4.2%

       3,035   Lancaster County Hospital Authority #1 (Immanuel Health Systems - Williamsburg),          A-1+             3,035,000
                Variable Rate Health Facilities Revenue Bonds, Series 2000A, 4.350%, 7/01/30+

       4,330   Scotts Bluff County Hospital Authority #1, Elderly Residential Facility Refunding        A-1               4,330,000
                Revenue Bonds (Regional West Village Project), Variable Rate Demand Bonds, 4.200%,
                12/01/31+
------------------------------------------------------------------------------------------------------------------------------------
               Ohio - 2.8%

       5,000   County of Hamilton, Ohio, Variable Rate Demand Bonds, Hospital Facilities Revenue        VMIG-1            5,000,000
                Bonds, Series 1997A (Children's Hospital Medical Center), 4.240%, 5/15/17+
------------------------------------------------------------------------------------------------------------------------------------
               Oregon - 2.2%

       3,830   Multnomah County Higher Education Revenue Bonds (Concordia University - Portland         VMIG-1            3,830,000
                Project), Variable Rate Demand Bonds, 4.350%, 12/01/29+
------------------------------------------------------------------------------------------------------------------------------------
               Pennsylvania - 18.4%

       2,300   Allegheny County Industrial Development Authority (Longwood at Oakmont, Inc.             VMIG-1            2,300,000
                Project), Series 1997B, Variable Rate Demand Revenue Bonds, 4.300%, 7/01/27+

       9,900   Dauphin County General Authority, Variable Rate Demand Revenue Bonds, Series 1997        VMIG-1            9,900,000
                (Education and Health Loan Program), 4.310%, 11/01/17+

       2,700   East Hempfield Township, Industrial Development Revenue Bonds, Series 2000 (The           A-1+             2,700,000
                Mennonite Home Project), Variable Rate Demand Bonds, 4.310%, 6/01/25+

       6,305   Erie County Hospital Authority (Hamot Health Foundation), Series 1998B, Variable Rate    VMIG-1            6,305,000
                Demand Revenue Bonds, 4.300%, 5/15/20+

       3,190   Philadelphia Authority for Industrial Development (Horizon House, Inc. Project),         VMIG-1            3,190,000
                Variable Rate Demand Revenue Bonds, Series 1998, 4.350%, 8/01/13+

       3,250   Philadelphia Authority for Industrial Development (The Academy of Music of               Aa-3              3,250,000
                Philadelphia), Variable Rate Demand Revenue Bonds, Series 1998, 4.350%, 6/01/18+

       5,000   University of Pittsburgh, Commonwealth System of Higher Education (University            VMIG-1            5,000,000
                Capital Project), Refunding Variable Rate Demand Bonds, 4.350%, 9/15/40+

_____
6

   Principal                                                                                                               Amortized
Amount (000)    Description                                                                                   Ratings*          Cost
------------------------------------------------------------------------------------------------------------------------------------
                South Dakota - 6.5%

   $ 11,695     South Dakota Health and Educational Facilities Authority (McKennan Hospital), Series            VMIG-1   $11,695,000
                  1994, Variable Rate Demand Revenue Bonds, 4.300%, 7/01/14+
------------------------------------------------------------------------------------------------------------------------------------
                Washington - 5.0%

      2,900     Washington State Housing Finance Commission, Nonprofit Revenue Bonds                               A-1    2,900,000
                  (Emerald Heights Project), Series 1990, Variable Rate Demand Bonds, 4.350%, 1/01/21+

      4,425     Washington State Housing Finance Commission, Nonprofit Revenue Bonds (Panorama City             VMIG-1    4,425,000
                  Project), Series 1997, Refunding Variable Rate Demand Bonds, 4.350%, 1/01/27+

      1,535     Washington State Housing Finance Commission, Nonprofit Revenue Bonds (YMCA of                   VMIG-1    1,535,000
                  Snohomish County Program), Series 1994, Variable Rate Demand Bonds, 4.450%, 8/01/19+
------------------------------------------------------------------------------------------------------------------------------------
                Wisconsin - 12.0%

      1,600     Wisconsin Health and Educational Facilities Authority (Alverno College Project),                VMIG-1    1,600,000
                  Variable Rate Demand Revenue Bonds, Series 1997, 4.350%, 11/01/17+

      3,000     Cedarburg School District, Series 1999, Tax and Revenue Anticipation Notes, 4.150%,                N/R    3,000,138
                  9/08/00

      7,000     Madison Metropolitan School District, Tax and Revenue Anticipation Promissory Notes,               N/R    7,021,135
                  4.750%, 6/29/01

      5,750     Middleton-Cross Plains Area School District, Dane County, Bond Anticipation Notes,               MIG-1    5,760,409
                  4.730%, 5/01/01 (DD)

      4,000     Racine Unified School District, Tax and Revenue Anticipation Notes, 4.630%, 7/06/01              MIG-1    4,007,420
-----------------------------------------------------------------------------------------------------------------------------------
  $ 181,100     Total Investments - 102.4%                                                                              181,173,534
===========------------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - (2.4)%                                                                   (4,269,058)
                -------------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                     $ 176,904,476
                ===================================================================================================================


 *   Ratings: Using the higher of Standard & Poor's or Moody's rating.

N/R  Investment is not rated.

 + The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

(DD) Security purchased on a delayed delivery basis.


                                 See accompanying notes to financial statements.

_______
7

               Statement of Net Assets (Unaudited)

               Nuveen Institutional Tax-Exempt Money Market Fund
               August 31, 2000

---------------------------------------------------------------------------------------------------------------------
Assets
Investments in short-term municipal securities, at amortized cost, which approximates market value      $ 181,173,534
Cash                                                                                                          331,864
Receivables:
   Interest                                                                                                 1,437,406
   Investments sold                                                                                           400,000
Other assets                                                                                                    3,081
---------------------------------------------------------------------------------------------------------------------
   Total assets                                                                                           183,345,885
---------------------------------------------------------------------------------------------------------------------
Liabilities
Payable for investments purchased:                                                                          5,767,962
Accrued expenses:
   Management fees                                                                                             41,009
   Other                                                                                                      113,340
Dividends payable                                                                                             519,098
---------------------------------------------------------------------------------------------------------------------
   Total liabilities                                                                                        6,441,409
---------------------------------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                                                             $ 176,904,476
---------------------------------------------------------------------------------------------------------------------
Shares outstanding                                                                                        176,904,476
---------------------------------------------------------------------------------------------------------------------
Net asset value, offering and redemption price per share (net assets divided by shares outstanding)     $        1.00
=====================================================================================================================

                                 See accompanying notes to financial statements.

______
8

               Statement of Operations (Unaudited)

               Nuveen Institutional Tax-Exempt Money Market Fund
               Six Months Ended August 31, 2000

-------------------------------------------------------------------------------------------
Investment Income                                                              $  4,486,279
-------------------------------------------------------------------------------------------
Expenses
Management fees                                                                     427,652
Shareholders' servicing agent fees and expenses                                      25,373
Custodian's fees and expenses                                                        29,483
Trustees' fees and expenses                                                           3,672
Professional fees                                                                    83,828
Shareholders' reports - printing and mailing expenses                                86,939
Federal and state registration fees                                                  29,238
Portfolio insurance expense                                                          18,597
Other expenses                                                                        8,270
-------------------------------------------------------------------------------------------
Total expenses before custodian fee credit                                          713,052
   Custodian fee credit                                                              (5,145)
-------------------------------------------------------------------------------------------
Net expenses                                                                        707,907
-------------------------------------------------------------------------------------------
Net investment income                                                             3,778,372
Net realized gain (loss) from investment transactions                                (2,042)
-------------------------------------------------------------------------------------------
Net increase in net assets from operations                                     $  3,776,330
===========================================================================================

                                 See accompanying notes to financial statements.

_______
9

               Statement of Changes in Net Assets (Unaudited)
               Nuveen Institutional Tax-Exempt Money Market Fund

                                                                                        Six Months Ended               Year Ended
                                                                                                 8/31/00                  2/29/00*
-----------------------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                                   $       3,778,372       $         9,073,253
Net realized gain (loss) from investment transactions                                              (2,042)                   (1,772)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                                      3,776,330                 9,071,481
-----------------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders                                                                  (3,778,372)               (9,073,253)
-----------------------------------------------------------------------------------------------------------------------------------
Share Transactions (at constant net asset value of $1 per share)
Net proceeds from sale of shares                                                              503,732,129             1,482,836,758
Net proceeds from shares issued to shareholders due to reinvestment of distributions            2,473,409                 4,987,456
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                              506,205,538             1,487,824,214
Cost of shares redeemed                                                                      (564,624,051)           (1,598,130,841)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from share transactions                                 (58,418,513)             (110,306,627)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                                         (58,420,555)             (110,308,399)
Net assets at the beginning of period                                                         235,325,031               345,633,430
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at the end of period                                                         $     176,904,476       $       235,325,031
-----------------------------------------------------------------------------------------------------------------------------------

* Year ended February 29, 2000, includes the changes in net assets of the Nuveen Tax-Exempt Money Market Fund, Inc. through the close of business on June 25, 1999, and the changes in net assets of the Nuveen Institutional Tax-Exempt Money Market Fund from such date through February 29, 2000.

                                 See accompanying notes to financial statements.

___
10

Notes to Financial Statements (Unaudited)


1. General Information and Significant Accounting Policies

The Nuveen Institutional Tax-Exempt Money Market Fund (the "Fund") formerly, the Nuveen Tax-Exempt Money Market Fund, Inc., is a series of the Nuveen Money Market Trust (the "Trust") which was organized as a Massachusetts business trust on January 15, 1999. Nuveen Tax-Exempt Money Market Fund, Inc. was reorganized effective after the close of business on June 25, 1999, as previously approved by shareholders. The Trust (and each series within the Trust) is registered under the Investment Company Act of 1940 as an open-end, management investment company.

The Fund invests substantially all of its assets in a diversified portfolio of high quality, tax-exempt money market instruments for current income, the stability of principal, and the maintenance of liquidity.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements in accordance with accounting principles generally accepted in the United States.

Securities Valuation

The Fund invests in short-term municipal securities maturing within one year from the date of acquisition. Securities with a maturity of more than one year in all cases have variable rate and demand features qualifying them as short-term securities and are valued at amortized cost. On a dollar-weighted basis, the average maturity of all such securities must be 90 days or less (at August 31, 2000, the dollar-weighted average life was 41.68 days).

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Fund has instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At August 31, 2000, the Fund had an outstanding delayed delivery purchase commitment of $5,767,962.

Investment Income

Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts.

Dividends and Distributions to Shareholders

Tax-exempt net investment income is declared as a dividend to shareholders of record as of the close of each business day and payment is made or reinvestment is credited to shareholder accounts after month-end. Net realized capital gains from investment transactions and/or net ordinary taxable income, if any, are declared and distributed to shareholders annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Federal Income Taxes

The Fund intends to distribute all of its tax-exempt net investment income, taxable ordinary income and/or net realized capital gains from investment transactions, if any, and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, the Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Fund. Net ordinary taxable income and net realized capital gain distributions, if any, are subject to federal taxation.

Insurance Commitments

The Fund has purchased liability insurance to protect against a decline in the value of securities held in the Fund's portfolio caused by the default of securities owned by the Fund. The insurance covers substantially all of the Fund's investments except U.S. Government securities. The maximum total coverage for all Nuveen money market funds is $50 million, with certain deductibles for each loss. The Fund pays the policy premiums. Coverage under the policy is subject to certain conditions and may not be renewable upon expiration. While the policy is intended to provide some protection against credit risk and to help the Fund maintain a constant price per share of $1.00, there is no guarantee that the insurance will do so.

____
11

Derivative Financial Instruments

The Fund may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other finan-cial instruments with similar characteristics. Although the Fund is authorized to invest in such financial instruments, and may do so in the future, it did not make any such investments during the six months ended August 31, 2000.

Custodian Fee Credit

The Fund has an agreement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on the Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the finan-cial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. Securities Transactions

Purchases and sales (including maturities) of investments in short-term municipal securities during the six months ended August 31, 2000, aggregated $404,815,778 and $456,800,000, respectively.

At August 31, 2000, the cost of investments owned for federal income tax purposes was the same as the cost for financial reporting purposes.

At February 29, 2000, the Fund's last fiscal year end, the Fund had unused capital loss carryforwards of $44,203 available for federal income tax purposes to be applied against future capital gains, if any. If not applied, $3,287 of the carryforwards will expire in the year 2002, $15,535 will expire in the year 2003, $5,800 will expire in the year 2004, $17,809 will expire in the year 2007 and $1,772 will expire in the year 2008.

3. Management Fee and Other Transactions with Affiliates

Under the Fund's investment management agreement with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, the Fund pays an annual management fee, payable monthly, which is based upon the average daily net assets of the Fund as follows:

Average Daily Net Assets                                          Management Fee
--------------------------------------------------------------------------------
For the first $125 million                                           .4000 of 1%
For the next $125 million                                            .3875 of 1
For the next $250 million                                            .3750 of 1
For the next $500 million                                            .3625 of 1
For the next $1 billion                                              .3500 of 1
For net assets over $2 billion                                       .3250 of 1
================================================================================

The management fee compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Fund pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Fund from the Adviser or its affiliates.

4. Composition of Net Assets

At August 31, 2000, the Fund had an unlimited number of $.01 par value stock authorized. Net assets consisted of $176,950,721 paid-in capital and $46,245 of accumulated net realized loss from investment transactions.

____
12

5. Investment Composition

At August 31, 2000, the revenue sources by municipal purpose, expressed as a percent of total investments, were as follows:

--------------------------------------------------------------------------------
Basic Materials                                                             1%
Education and Civic Organizations                                           16
Healthcare                                                                  22
Housing/Multifamily                                                          4
Industrial/Other                                                             2
Long-Term Care                                                              28
Tax Obligation/General                                                      16
Tax Obligation/Limited                                                       5
Transportation                                                               4
Utilities                                                                    2
--------------------------------------------------------------------------------
                                                                           100%
================================================================================

At August 31, 2000, 80% of the investments owned by the Fund have credit enhancements (letters of credit, guarantees or insurance) issued by third party domestic or foreign banks or other institutions.

For additional information regarding each investment security, refer to the Portfolio of Investments.

___
13

Financial Highlights (Unaudited)




Selected data for a share outstanding throughout each period:

                                                                                                Ratios/Supplemental Data
                                                                      ------------------------------------------------------------
                                                                                          Before Credit/               After
                                                                                          Reimbursement          Reimbursement (a)
                                                                                   ----------------------  -----------------------
NUVEEN INSTITUTIONAL TAX-EXEMPT MONEY MARKET FUND**                                                 Ratio                    Ratio
                                              Less                                                 of Net                   of Net
                Beginning            Distributions                                   Ratio of  Investment     Ratio of  Investment
                      Net        Net      from Net     Ending              Ending    Expenses      Income     Expenses   Income to
Year Ended          Asset Investment    Investment  Net Asset   Total  Net Assets  to Average  to Average   to Average     Average
February 28/29,     Value     Income        Income      Value  Return        (000) Net Assets  Net Assets   Net Assets  Net Assets
----------------------------------------------------------------------------------------------------------------------------------
2001 (d)        $   1.00      $  .02       $  (.02)   $  1.00    1.77%   $176,904        .66%*       3.48%*        .66%*      3.48%*
2000 (c)            1.00         .03          (.03)      1.00    2.97     235,325        .57         2.84          .46        2.95
1999                1.00         .03          (.03)      1.00    3.07     345,633        .45         3.06          .45        3.06
1998                1.00         .03          (.03)      1.00    3.27     473,502        .44         3.26          .44        3.26
1997                1.00         .03          (.03)      1.00    3.11     515,403        .44         3.10          .44        3.10
1996                1.00         .03          (.03)      1.00    3.42     610,053        .44         3.43          .44        3.43
====================================================================================================================================

                     ------------------------
                           After Credit/
                         Reimbursement (b)
                     ------------------------

                                        Ratio
                                       of Net
                       Ratio of    Investment
                       Expenses     Income to
Year Ended           to Average       Average
February 28/29,      Net Assets    Net Assets
---------------------------------------------
2001 (d)                    .65%*        3.49%*
2000 (c)                    .46          2.95
1999                        .45          3.06
1998                        .44          3.26
1997                        .44          3.10
1996                        .44          3.43
=============================================

*    Annualized.

** Information included prior to the year ended February 29, 2000, reflects the financial highlights of Nuveen Tax-Exempt Money Market Fund, Inc.

(a)  After expense reimbursement from the investment adviser, where applicable.

(b)  After custodian fee credit and expense reimbursement, where applicable.

(c) Information includes the financial highlights of the Nuveen Tax-Exempt Money Market Fund, Inc. through the close of business on June 25, 1999, and the financial highlights of the Nuveen Institutional Tax-Exempt Money Market Fund from such date through February 29, 2000.

(d)  For the six months ended August 31, 2000.

                                 See accompanying notes to financial statements.

___
14

                                     Notes

___
15

                                     Notes

___
16

Fund Information

Board of Trustees

Robert P. Bremner
Lawrence H. Brown
Anne E. Impellizzeri
Peter R. Sawers
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale


Fund Manager
Nuveen Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606


Transfer Agent and
Shareholder Services
Chase Global Funds Services
73 Tremont Street
Boston, MA 02108
(800) 257-8787

Legal Counsel
Morgan, Lewis &
Bockius LLP
Washington, D.C.

Independent Public
Accountants
Arthur Andersen LLP
Chicago, IL


NASD Regulation, Inc. provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of NASD members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.nasdr.com. NASD Regulation, Inc. also provides an investor brochure that includes information describing the Public Disclosure Program.

___
17

          Serving
          Investors
          For Generations


          A 100-Year Tradition of Quality Investments

  [PHOTO OF JOHN NUVEEN SR. APPEARS HERE]
  John Nuveen Sr.

Since 1898, Nuveen Investments has been synonymous with investments that withstand the test of time. In fact, more than 1.3 million investors have trusted Nuveen to help them build and sustain the wealth of a lifetime.

Whether your focus is long-term growth, dependable income or sustaining accumulated wealth, Nuveen offers a wide variety of investments and services to help meet your unique circumstances and financial planning needs. We can help you build a better, well-diversified portfolio.

Call Your Financial Advisor Today

To find out how Nuveen Mutual Funds might round out your investment portfolio, contact your financial advisor today. Or call Nuveen at (800) 257-8787 for more information. Ask your advisor or call for a prospectus, which details risks, fees and expenses. Please read the prospectus carefully before you invest.



N U V E E N
      I n v e s t m e n t s


Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606-1286
www.nuveen.com

                                                                 NUVEEN
                                                                     Investments

Money Market Funds

                                               SEMIANNUAL REPORT AUGUST 31, 2000

For investors seeking tax-free income, stability and liquidity in a flexible cash management investment.

                             [PHOTOS APPEARS HERE]

                                  INVEST WELL

                                  LOOK AHEAD

                             LEAVE YOUR MARK/SM/


Municipal
California Tax-Exempt
New York Tax-Exempt

Contents

 1  Dear Shareholder
 3  Market Commentary
 4  Fund Spotlight
 5  Portfolio of Investments
13  Statement of Net Assets
14  Statement of Operations
15  Statement of Changes in Net Assets
17  Notes to Financial Statements
20  Financial Highlights
21  Fund Information

                             Must be preceded by or accompanied by a prospectus.

Chairman of the Board

DEAR
Shareholder,

[PHOTO OF TIMOTHY R. SCHWERTFEGER CHAIRMAN OF THE BOARD APPEARS HERE]

Harvard University, Tiffany's and Dom Perignon are each the Rolls-Royce of its market. Each is synonymous with "quality." Each has established, reinforced and marketed its brand as one that consistently delivers a quality product -- be it education, fine jewelry or champagne. Each has made a promise to its customers, and each works hard to keep that promise, year after year.

Webster defines quality as the degree of excellence that a thing possesses. Nuveen Investments defines quality by the excellence of our portfolio management and products as well as of the financial advisors you, and our firm, work with.

Quality Portfolio Management and Products

Nuveen's income-oriented funds feature portfolio management by Nuveen Investment Management (NIM). NIM follows a disciplined, research-driven investment approach to uncover income securities that combine exceptional relative value with above-average return potential. Drawing on 300 combined years of investment experience, the Nuveen team of portfolio managers and research analysts offers:

 . A commitment to exhaustive research
 . An active, value-oriented investment style
 . The unmatched presence of trading leverage of a market leader.

     While you may be familiar with our municipal bond funds, you may not be aware of the equity mutual funds we offer investors. Our two newest funds -- Nuveen Innovation and Nuveen International Growth -- were launched in December 1999. These funds are managed by Columbus Circle Investors (CCI), a firm that has been managing money for more than 25 years and has used a single, disciplined investment philosophy called "Positive Momentum and Positive Surprise." This philosophy is based on the premise that:

 . Strong companies tend to get stronger. CCI believes a company that demonstrates positive momentum in its business fundamentals tends to generate superior returns through rising stock prices. This represents the Positive Momentum CCI seeks.

 . Companies positively surprise when their business fundamentals and reported results exceed investor and analyst expectations. CCI believes this is often accompanied by strong, accelerating growth. This represents the Positive Surprise CCI seeks.

     Our Nuveen Rittenhouse Growth Fund is managed by Rittenhouse Financial Services, Inc., a wholly owned subsidiary of the John Nuveen Company. The investment philosophy Rittenhouse established years ago remains firmly in place today -- pursue long-term growth with high-quality, large capitalization blue chip stocks. This singular focus has translated into consistently strong risk-adjusted returns and productive, long-lasting relationships.


                                                        SEMIANNUAL REPORT page 1

     We also offer several growth and income style funds, all managed by Institutional Capital Corporation (ICAP), of which the John Nuveen Company holds a minority interest. ICAP seeks out stocks it believes have appreciation potential unrecognized by the general market for Nuveen Growth and Income Stock Fund, Nuveen European Value Fund, Nuveen Balanced Stock and Bond Fund and Nuveen Balanced Municipal and Stock Fund.

Quality Financial Advisors

Nuveen Investments works through financial advisors because we believe in quality advice. Today, you face an unprecedented array of investment choices, opportunities -- and risks. Your investment advisor can offer you the professional assistance that will help bring to life your aspirations -- for yourself and your family, today and in the future.

This Report

Please review your fund's Financial Spotlight to learn how it is positioned as of its semiannual period, ended August 31, 2000. Also, I invite you to read the following Market Commentary to learn more about the economic environment in which your fund performed.

For more information on any Nuveen investment, including a prospectus, contact your financial advisor. Or call Nuveen at (800) 621-7227 or visit our Internet site at www.nuveen.com. Please read the prospectus carefully before you invest or send money.

Thank you for your continued confidence.

Sincerely,

/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board
October 18, 2000

SEMIANNUAL REPORT page 2

NUVEEN MUNICIPAL FUNDS
Market Commentary as of August 31, 2000

Municipal bonds performed well during the six-month period ended August 31, 2000. During this period, yields on long-term municipal bonds declined by approximately 54 basis points, resulting in a corresponding rise in bond prices.

     Three reasons account for this performance. First, the likelihood of a Federal Reserve tightening -- in the view of the general market -- fell as signs of inflation did not appear. Secondly, new issue supply in the municipal market remained low. This was due in part to the fact that many municipalities have been funding capital projects with current strong tax collections rather than with long-term debt. Finally, volatility and lack-luster returns in the equity market have increasingly turned investor attention to the municipal market.

     During the period, credit spreads -- the basis point difference between yields on high-grade bonds and low-grade bonds -- tightened. Still, compared with credit spreads over the last several years, the spreads remained attractive. Liquidity spreads -- the basis point difference between the yields offered by sellers and yields demanded by buyers --remained wide and volatile creating opportunities for value trading.

     The strong economy continued to generate strong tax collections for municipalities throughout the country. In addition to reducing the need for debt issuance, the collections have contributed to improved credit quality among many municipal issuers. The recent upgrade of New York City to A, its highest rating in 25 years, illustrates this trend.

     Among the noteworthy deals this quarter were two tobacco settlement-backed bond issues, both on behalf of New York counties. In the $206 billion settlement between 46 states and major tobacco companies, the states exchanged all smoking-related claims for a stream of annual payments from the tobacco companies. Several states and counties have come to market to borrow against the future stream of payments. Proceeds of these transactions have been applied to several different municipal purposes. We expect to see many more tobacco deals over the next year.

A Look Ahead

We believe the Fed will remain on hold through the elections. As the traditionally slow time of the year for the bond market -- summer -- has ended, supply could increase incrementally. However, supply will likely remain significantly below last year because of strong tax collections. Finally, we believe that investors will increasingly shift money from the equity market to the bond market if they see equity returns significantly lower than the past several years.

                                                        SEMIANNUAL REPORT page 3

Fund Spotlight as of August 31, 2000

NUVEEN MUNICIPAL MONEY MARKET FUND

Portfolio Statistics

Inception Date                               11/82
-----------------------------------------------------------------
Net Assets                          $225.1 million
-----------------------------------------------------------------
Average Weighted Maturity               35.42 days
-----------------------------------------------------------------


Tax-Free Yields

7-Day Yield                                   3.29%
-----------------------------------------------------------------
30-Day Yield                                  3.21%
-----------------------------------------------------------------


Taxable Equivalent

(based on a federal income tax rate of 31%)

7-Day Yield                                   4.77%
-----------------------------------------------------------------
30-Day Yield                                  4.65%
-----------------------------------------------------------------

Diversification (as a % of market value)

Capital Goods                                   13%
-----------------------------------------------------------------
Housing (Multifamily)                           13%
-----------------------------------------------------------------
Education and Civic Organizations               10%
-----------------------------------------------------------------
Industrial (Other)                               9%
-----------------------------------------------------------------
Long-Term Care                                   9%
-----------------------------------------------------------------
Basic Materials                                  9%
-----------------------------------------------------------------
Tax Obligation (General)                         8%
-----------------------------------------------------------------
Healthcare                                       7%
-----------------------------------------------------------------
Consumer Cyclicals                               6%
-----------------------------------------------------------------
Tax Obligation (Limited)                         4%
-----------------------------------------------------------------
Financials                                       4%
-----------------------------------------------------------------
Utilities                                        4%
-----------------------------------------------------------------
Consumer Staples                                 2%
-----------------------------------------------------------------
Transportation                                   2%
-----------------------------------------------------------------


NUVEEN CALIFORNIA TAX-EXEMPT MONEY MARKET FUND

Portfolio Statistics

Inception Date                                3/86
-----------------------------------------------------------------
Net Assets                           $49.2 million
-----------------------------------------------------------------
Average Weighted Maturity               33.63 day
-----------------------------------------------------------------

Tax - Free Yields

7-Day Yield                                   2.67%
-----------------------------------------------------------------
30-Day Yield                                  2.64%
-----------------------------------------------------------------

Taxable Equivalent

(based on a combined federal and state income tax rate of 37.5%)

7-Day Yield                                   4.27%
-----------------------------------------------------------------
30-Day Yield                                  4.22%
-----------------------------------------------------------------

Diversification (as a % of market value)

Housing (Multifamily)                           17%
-----------------------------------------------------------------
Utilities                                       16%
-----------------------------------------------------------------
Tax Obligation (General)                        16%
-----------------------------------------------------------------
Healthcare                                      13%
-----------------------------------------------------------------
Tax Obligation (Limited)                        13%
-----------------------------------------------------------------
Water and Sewer                                 10%
-----------------------------------------------------------------
Capital Goods                                    6%
-----------------------------------------------------------------
Consumer Staples                                 6%
-----------------------------------------------------------------
Financials                                       2%
-----------------------------------------------------------------
Long-Term Care                                   1%
-----------------------------------------------------------------


NUVEEN NEW YORK TAX-EXEMPT MONEY MARKET FUND

Portfolio Statistics

Inception Date                                 2/87
-----------------------------------------------------------------
Net Assets                           $ 33.0 million
-----------------------------------------------------------------
Average Weighted Maturity                31.98 days
-----------------------------------------------------------------

Tax - Free Yields

7-Day Yield                                   3.11%
-----------------------------------------------------------------
30-Day Yield                                  2.99%
-----------------------------------------------------------------


Taxable Equivalent

(based on a combined federal and state income tax rate of 35.5%)

7-Day Yield                                   4.82%
-----------------------------------------------------------------
30-Day Yield                                  4.64%
-----------------------------------------------------------------


Diversification (as a % of market value)

Tax Obligation (General)                        33%
-----------------------------------------------------------------
Education and Civic Organizations               23%
-----------------------------------------------------------------
Housing (Multifamily)                           14%
-----------------------------------------------------------------
Utilities                                        8%
-----------------------------------------------------------------
Healthcare                                       7%
-----------------------------------------------------------------
Long-Term Care                                   6%
-----------------------------------------------------------------
Transportation                                   4%
-----------------------------------------------------------------
Consumer Cyclicals                               3%
-----------------------------------------------------------------
Industrial (Other)                               2%
-----------------------------------------------------------------

Past performance is no guarantee of future results.

Income may be subject to the alternative minimum tax.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment in the fund at $1.00 per share, it is possible to lose money by investing in the fund.

SEMIANNUAL REPORT   page 4

                     Portfolio of Investments (Unaudited)
                     Nuveen Municipal Money Market Fund
                     August 31, 2000

   Principal                                                                                                               Amortized
Amount (000)    Description                                                                               Ratings*              Cost
------------------------------------------------------------------------------------------------------------------------------------
                Alabama - 1.2%

$    1,500      Industrial Development Board of the City of Citronelle, Alabama, Pollution Control              Aa-2   $   1,500,000
                 Revenue Bonds, Series 1992 Refunding (Akzo Chemicals Inc. Project), Variable Rate
                 Demand Bonds, 4.400%, 2/01/04+

     1,250      Jefferson County, Alabama, Public Improvement Warrants, Series 1988 (Briarwood                   N/R       1,250,000
                 Presbyterian Church Project), Variable Rate Demand Bonds, 5.610%, 5/01/08+
------------------------------------------------------------------------------------------------------------------------------------
                Colorado - 0.4%

     1,000      Adams and Arapahoe Counties Joint School District 28, General Obligation Bonds, Series           Aaa      1,000,587
                 1996B, 4.550%, 12/01/00
------------------------------------------------------------------------------------------------------------------------------------
                Idaho - 1.3%

     3,000      Idaho Housing and Finance Association, Balmoral Apartments Development, Series 2000,             A-1      3,000,000
                 Variable Rate Demand Bonds, 4.450%, 5/01/32+ (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
                Illinois - 8.2%

       910      Illinois Development Finance Authority (Fleetwood Systems, Inc. Project), Industrial             N/R        910,000
                 Development Revenue Bonds, Variable Rate Demand Bonds, 4.450%, 5/01/10+
                 (Alternative Minimum Tax)

     1,640      Illinois Development Finance Authority (Tella Tool and Manufacturing Company Project),           N/R      1,640,000
                 Series 2000, Variable Rate Demand Bonds, 4.450%, 8/01/15+ (Alternative Minimum Tax)

     7,000      Illinois Development Finance Authority, Pollution Control Revenue Bonds (Diamond-Star            P-1      7,000,000
                 Motors Corporation Project), Series 1985, Variable Rate Demand Bonds, 4.800%, 12/01/08+

     5,330      City of Chicago, Illinois (De La Salle Institute Project), Series 1997, Variable Rate           A-1+      5,330,000
                 Demand Bonds, 4.350%, 4/01/27+

     1,065      County of Lake, Illinois, Industrial Development Revenue Bonds, Series 1996A (Lake County        N/R      1,065,000
                 Press, Inc. Project), Variable Rate Demand Bonds, 4.450%, 4/01/16+ (Alternative Minimum Tax)

     1,550      City of McHenry, Illinois, Multifamily Housing Revenue Refunding Bonds (Westside Crest           N/R      1,550,000
                 Apartments Project), Series 1996A, Variable Rate Demand Bonds, 4.450%, 3/01/21+
                 (Alternative Minimum Tax)

     1,000      City of McHenry, Illinois, Multifamily Housing Revenue Refunding Bonds (Fawn Ridge               N/R      1,000,000
                 Apartments Project), Series 1998, Variable Rate Demand Bonds, 4.450%, 12/01/24+
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
                Indiana - 3.4%

     3,615      City of Lawrence, Indiana, Economic Development Revenue Bonds, Series 1998 (Lawrence             A-1      3,615,000
                 Affordable Housing, LLC Project), Variable Rate Demand Bonds, 4.300%, 9/01/28+
                 (Alternative Minimum Tax)

     4,000      Tippecanoe School Corporation, Indiana, Temporary Loan Warrants, 4.750%, 12/29/00                N/R      4,005,629

------------------------------------------------------------------------------------------------------------------------------------
                Iowa - 8.4%

    10,000      Iowa Finance Authority, Solid Waste Disposal Revenue (Cedar River Paper Company), Series        A-1+     10,000,000
                 1995A, Variable Rate Demand Bonds, 4.450%, 5/01/25+ (Alternative Minimum Tax)

     4,400      Iowa Higher Education Loan Authority, Private College Revenue Bonds (Maharishi University        N/R      4,400,000
                 Project), Series 1999, Variable Rate Demand Bonds, 4.350%, 3/01/29+

     2,900      City of Eddyville, Iowa, Industrial Development Revenue Bonds (Heartland Lysine, Inc.            N/R      2,900,000
                 Project), Series 1985, Variable Rate Demand Bonds, 4.750%, 11/01/03+

     1,500      Oskaloosa, Iowa (William Penn University Project), Series 2000, Variable Rate Demand             A-1      1,500,000
                 Bonds, 4.400%, 7/01/20+

______
5

                Portfolio of Investments (Unaudited)
                Nuveen Municipal Money Market Fund (continued)
                August 31, 2000

   Principal                                                                                                               Amortized
Amount (000)    Description                                                                                  Ratings*           Cost
------------------------------------------------------------------------------------------------------------------------------------
                Kansas - 3.3%

$    2,400      Kansas Development Finance Authority (Hays Medical Center, Inc.), Series 2000N, Variable      VMIG-1    $  2,400,000
                 Rate Demand Revenue Bonds, 4.350%, 5/15/26+

     5,000      City of Olathe, Kansas, Recreational Facilities Revenue Bonds, Series 1999B (YMCA of          VMIG-1       5,000,000
                 Kansas City Project), Variable Rate Demand Bonds, 4.450%, 11/01/14+

------------------------------------------------------------------------------------------------------------------------------------
                Kentucky - 8.2%

     5,000      Kentucky Association of Counties, Tax and Revenue Anticipation Notes, Series 2000A,            SP-1+       5,019,719
                 Certificates of Participation, 5.000%, 6/29/01

     9,005      Hancock County, Kentucky, Industrial Building Revenue Refunding Bonds (Southwire Company         N/R       9,005,000
                 Project), Series 1990, Variable Rate Demand Bonds, 4.450%, 7/01/10+

     1,600      Scottsville-Allen County Industrial Development Authority (Halton Company Project),              N/R       1,600,000
                 Series 1998, Variable Rate Demand Bonds, 4.650%, 5/01/17+

     2,825      City of Wilmore, Kentucky, Housing Facilities Revenue Bonds, Series 1999 (United                 N/R       2,825,000
                 Methodist Retirement Community, Inc. Project), Variable Rate Demand
                 Bonds, 4.430%, 11/01/26+

------------------------------------------------------------------------------------------------------------------------------------
                Louisiana - 0.6%

     1,410      Kentwood, Louisiana, Industrial Development Revenue Bonds, Series 1993 Refunding                Aa-2       1,410,000
                 (Suntory Water Group Inc.), Variable Rate Demand Bonds, 4.400%, 8/01/12+

------------------------------------------------------------------------------------------------------------------------------------
                Massachusetts - 3.1%

     7,000      Massachusetts Development Finance Authority, Senior Living Facility Revenue Bonds                N/R       7,000,000
                 (Haskell House Senior Living Project), Series 2000, 5.000%, 10/27/00

------------------------------------------------------------------------------------------------------------------------------------
                Michigan - 3.8%

     7,100      Michigan Job Development Authority, Limited Obligation Revenue Bonds (Frankenmuth                A-1       7,100,000
                 Bavarian Inn Motor Lodge Project), Series A, Variable Rate Demand
                 Bonds, 4.750%, 9/01/15+

     1,375      Michigan Strategic Fund, Limited Obligation Revenue Bonds, Series 2000 (Fastco                   N/R       1,375,000
                 Industries, Inc. Project), Variable Rate  Demand Bonds, 4.400%, 1/01/16+
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
                Minnesota - 2.1%

     4,825      City of Bloomington, Minnesota, Commercial Revenue Bonds (James Avenue Associates               A-1+       4,825,000
                 Project), Series 1985, Variable  Rate Demand Bonds, 4.300%, 12/01/15+

------------------------------------------------------------------------------------------------------------------------------------
                Mississippi - 0.8%

     1,800      Mississippi Business Finance Corporation, Universal Forest Products, Series 2000,                N/R       1,800,000
                 Limited Obligation Revenue Bonds, Variable Rate Demand Bonds, 4.450%, 3/01/25+
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
                Missouri - 6.5%

     4,000      Health and Educational Facilities Authority of the State of Missouri, Health Facilities       VMIG-1       4,000,000
                 Revenue Bonds (Bethesda Barclay), Series 1996A, Variable Rate Demand
                 Bonds, 4.450%, 8/15/26+

     2,150      Health and Educational Facilities Authority of the State of Missouri, School District          SP-1+       2,150,507
                 Advance Funding Notes, Series 1999L, Windsor C-1 School District, 4.250%, 9/19/00

     1,500      Health and Educational Facilities Authority, Revenue Anticipation Notes, Series 2000C,           N/R       1,500,000
                 Evangel College Assemblies of God GTD, 4.750%, 4/20/01

     7,000      The Industrial Development Authority of the County of Jackson, Recreational Facilities        VMIG-1       7,000,000
                 Revenue Bonds (YMCA of Greater Kansas City Project), Series 1996A, Variable
                 Rate Demand Bonds, 4.450%, 11/01/16+

------------------------------------------------------------------------------------------------------------------------------------
                New Hampshire - 2.2%

     4,900      New Hampshire Higher Educational and Health Facilities Authority, Revenue Bonds, Hunt            A-1       4,900,000
                 Community Issue, Series 1996, Variable Rate Demand Bonds, 4.350%, 5/01/26+

------------------------------------------------------------------------------------------------------------------------------------
                New Jersey - 0.5%

     1,150      New Jersey Economic Development Authority, Economic Development Bonds (AJV Holdings,             N/R       1,150,000
                 L.L.C. - 1999 Project), Variable Rate Demand Bonds, 4.550%, 12/01/14+
                 (Alternative Minimum Tax)

______
6

   Principal                                                                                                              Amortized
Amount (000)  Description                                                                                    Ratings*          Cost
------------------------------------------------------------------------------------------------------------------------------------
              Ohio - 16.0%

    $  2,000  Ohio School Districts, Cash Flow Borrowing Program,  5.130%, 6/29/01   MIG-1                               $2,010,732
                Certificates of Participation,

       1,000  Ohio Housing Finance Agency, Residential Mortgage Revenue Notes (Mortgage-Backed                  MIG-1     1,000,000
                Securities Program), 2000 Series A-2, 4.050%, 9/01/00 (Alternative Minimum Tax)

       3,000  Canal Winchester, Local School District, Fairfield and Franklin Counties, Bond                      N/R     3,006,990
                Anticipation Notes, Series 2000, 4.910%, 2/22/01

       1,010  Cuyahoga County, Ohio, University Hospital Health Systems, Series 1999B, 5.000%, 1/15/01            Aaa     1,012,518

       7,000  Cuyahoga County, Ohio, Multifamily Revenue Bonds (National Terminal Apartments Project),            A-1     7,000,000
                Series 1999A, Variable Rate Demand Bonds, 4.380%, 7/01/29+

       5,005  County of Erie, Ohio, Health Care Facilities Revenue Bonds (The Commons of Providence            VMIG-1     5,005,000
                Project), Series 1996 B, Variable Rate Demand Bonds, 4.330%, 10/01/21+

       3,300  Fairborn City School District, Greene County, Bond Anticipation Notes, Series 1999,                 N/R     3,300,454
                School Improvement Bonds (General Obligation Unlimited Tax), 4.400%, 9/14/00

       3,315  County of Franklin, Ohio, Hospital Financing Revenue Bonds, Series 1993 (Traditions at              N/R     3,315,000
                Mill Run Project), Variable Rate Demand Bonds, 4.380%, 11/01/14+

       1,000  Grove City, Ohio, Multifamily Housing Mortgage Revenue Bonds (The Regency Arms Apartments         SP-1+     1,000,000
                Project), Series 2000, Variable Rate Demand Bonds, 4.350%, 6/15/30+ (Alternative Minimum Tax)

       6,500  Lorain County, Ohio, Industrial Development Multiple Mode Revenue Bonds (Skill Tools                N/R     6,500,000
                Project), Series 1999, Variable Rate Demand Bonds, 4.450%, 8/01/14+ (Alternative Minimum Tax)

       2,610  City of Parma, Ohio, Industrial Development Revenue Bonds, Series 1999 (FDC Realty                  N/R     2,610,000
                Project), Variable Rate Demand Bonds, 4.430%, 12/01/19+ (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
              Tennessee - 1.8%

       4,000  The Industrial Development Board of the City of Memphis and County of Shelby, Tennessee,            N/R     4,000,000
                Industrial Development Refunding Revenue Bonds, Series 1999 (Techno Steel Corporation)
                (Tomen Corporation Guarantor), Variable Rate Demand Bonds, 4.510%, 10/01/11+ (Alternative
                Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
              Texas - 8.8%

       1,800  Brazos River Authority, Pollution Control Revenue Bonds, Texas Utilities Electric                VMIG-1     1,800,000
                Company, Series 96C, Variable Rate Demand Bonds, 4.450%, 6/01/30+ (Alternative Minimum Tax)

       1,300  Brownsville Industrial Development Corporation, Tella Tool and Manufacturing Company                A-1     1,300,000
                Project, Series 2000,Industrial Development Revenue Bonds, Variable Rate
                Demand Bonds, 4.450%, 6/01/20+

       5,000  Brownsville, Texas, Utilities System, Commercial Paper Notes, Series A, 4.150%, 10/20/00           A-1+     5,000,000

       8,400  Midlothian, Industrial Development Corporation, Exempt Facilities Revenue Bonds (Texas           VMIG-1     8,400,000
                Industries, Inc. Project), Variable Rate Demand Bonds, Series 1999, 4.450%, 5/01/29+
                (Alternative Minimum Tax)

       2,085  Rockwell Industrial Development Corporation, Industrial Development Revenue Bonds, Series           P-1     2,085,000
                1989 (Columbia Extrusion Corporation Project), Variable Rate Demand Bonds, 4.400%,
                7/01/14+ (Alternative Minimum Tax)

       1,300  Sabine River Authority of Texas, Collateralized Pollution Control Bonds (Texas Utilities           A-1+     1,300,000
                Electric Company), Variable Rate Demand Bonds, 4.450%, 4/01/30+ (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
              Vermont - 1.4%

       3,195  Vermont Economic Development Authority (Vermont Pure Springs, Inc. Project), 1999 Series            N/R     3,195,000
                A, Variable Rate Demand Bonds, 4.450%, 1/01/20+ (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
              Virginia - 1.0%

       2,170  Virginia Small Business Financing Authority, Industrial Development Revenue Bonds, Series           N/R     2,170,000
                1999 (Coral Graphic Services of Virginia, Inc. Project), Variable Rate Demand Bonds,
                 4.450%, 11/01/06+ (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
              Washington - 9.4%

       2,500  Washington State Housing Finance Commission (Mill Pointe Apartment Project), Series                 A-1     2,500,000
                1999A, Variable Rate Demand Bonds, 4.450%, 1/01/30+ (Alternative Minimum Tax)

       4,400  Washington Health Care Facilities Authority, Series 1984 (Adventist Health                          A-2     4,400,000
                System-West/Walla Walla General Hospital), Variable Rate Demand Bonds, 4.700%, 9/01/09+

____
7

                     Portfolio of Investments (Unaudited)
                     Nuveen Municipal Money Market Fund (continued) August 31, 2000

   Principal                                                                                                             Amortized
Amount (000)  Description                                                                                Ratings*             Cost
------------------------------------------------------------------------------------------------------------------------------------
              Washington (continued)

   $   1,720  Washington State Housing Finance Commission, Multifamily Revenue Bonds (LTC Properties,         A-1     $  1,720,000
                Inc. Project), Series 1995, Variable Rate Demand Bonds, 4.350%, 12/01/15+
                (Alternative Minimum Tax)

       1,775  Washington State Housing Finance Commission, Multifamily Revenue Bonds (Summer Ridge            A-1        1,775,000
                Apartments Project), Series 1999A, Variable Rate Demand Bonds, 4.450%, 12/02/29+
                (Alternative Minimum Tax)

       7,805  Washington State Housing Finance Commission, Multifamily Revenue Bonds, Series 1999A            A-1        7,805,000
                (Regency Park Apartments Project), Variable Rate Demand Bonds, 4.450%, 10/01/29+
                (Alternative Minimum Tax)

       3,000  Port Benton Economic Development Corporation, Solid Waste Revenue Bonds, Series 1999B           N/R        3,000,000
                (ATG Inc. Project), Variable Rate Demand Bonds, 4.350%, 11/01/14+
                (Alternative Minimum Tax)
 -----------------------------------------------------------------------------------------------------------------------------------
              Wisconsin - 9.5%

       7,600  Wisconsin Health and Educational Facilities Authority, Unit Priced Demand Adjustable         VMIG-1        7,600,000
                  Revenue Bonds (Alexian Village of Milwaukee, Inc. - Refinancing), Series 1988A,
                  4.200%, 3/01/17+

       3,500  Glendale-River Hills School District, Tax and Revenue Anticipation Notes, 4.750%,               N/R        3,511,690
                8/20/01 (WI)

       3,400  City of Milwaukee, Wisconsin, Industrial Development Revenue Bonds, Series 1998 (Midwest        N/R        3,400,000
                Express Airlines, Inc. Project), Variable Rate Demand Bonds, 4.450%, 8/01/30+
                (Alternative Minimum Tax)

       1,050  City of New Berlin, Wisconsin, Industrial Development Revenue Bonds, Series 1992                N/R        1,050,000
               (Wenninger Project), Variable Rate Demand Bonds, 4.450%, 4/01/07+
               (Alternative Minimum Tax)

       1,470  River Falls School District, St. Croix and Pierce Counties Anticipation Notes, Series         MIG-1        1,472,984
               2000A, 5.600%, 11/30/00

       3,000  School District of Shorewood, Tax and Revenue Anticipation Promissory Notes, 4.600%,            N/R        3,006,358
                9/04/01+

       1,300  Village of Winneconne, Wisconsin, Industrial Development Revenue Bonds, Series 2000             N/R        1,300,000
                (Historic Floors of Oshkosh, Inc.
                Project), Variable Rate Demand Bonds, 4.550%, 4/01/15+ (Alternative Minimum Tax)

   $ 229,210  Total Investments - 101.9%                                                                               229,278,168
------------------------------------------------------------------------------------------------------------------------------------
              Other Assets Less Liabilities - (1.9)%                                                                    (4,177,241)
              ---------------------------------------------------------------------------------------------------------------------
              Net Assets - 100%                                                                                       $225,100,927
              ---------------------------------------------------------------------------------------------------------------------

                * Ratings: Using the higher of Standard & Poor's or Moody's rating.

              N/R   Investment is not rated.

                + The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

             (WI) Security purchased on a when-issued basis.


                                 See accompanying notes to financial statements.

____
8

                     Portfolio of Investments (Unaudited)
                     Nuveen California Tax-Exempt Money Market Fund August 31, 2000


Principal                                                                                                               Amortized
Amount (000)   Description                                                                               Ratings*            Cost
----------------------------------------------------------------------------------------------------------------------------------
               Capital Goods - 6.1%

    $  3,000   California Pollution Control Financing Authority, Solid Waste Disposal, Series 1994A        VMIG-1    $  3,000,000
                 (Western Waste Industries), Variable Rate Demand Bonds, 3.950%, 10/01/06+
                 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------------------
               Consumer Staples - 6.1%

       3,000   San Dimas (California), Industrial Development Revenue Bonds (Bausch and Lomb                  N/R       3,000,000
                 Incorporated), Series 1985, Variable Rate Demand Bonds, 4.500%, 12/01/15+
----------------------------------------------------------------------------------------------------------------------------------
               Financials - 2.0%

       1,000   California Statewide Communities Development Authority, Nonprofits' Insurance Alliance      VMIG-1       1,000,000
                 of California, Series 2000A, Variable Rate Demand Bonds, 3.750%, 9/01/20+
----------------------------------------------------------------------------------------------------------------------------------
               Healthcare - 13.0%

       2,000   California Health Facilities Financing Authority, Insured Revenue Bonds, Series 1996B       VMIG-1       2,000,000
                 (Sutter/CHS), Variable Rate Demand Bonds, 3.450%, 7/01/12+

       2,000   California Health Facilities Financing Authority, Hospital Revenue Bonds, Series 1998A      VMIG-1       2,000,000
                 (Adventist Health System West), Variable Rate Demand Bonds, 3.400%, 9/01/28+

       2,400   The City of Newport Beach (Orange County, California), Revenue Bonds, Series 1992 (Hoag     VMIG-1       2,400,000
                 Memorial Presbyterian Hospital), Variable Rate Demand Bonds, 3.550%, 10/01/22+
----------------------------------------------------------------------------------------------------------------------------------
               Housing/Multifamily - 17.5%

       2,000   Azusa, California, Multifamily Housing Revenue Refunding Bonds, Series 1994 (Pacific          A-1+       2,000,000
                 Glen Apartments Project), Variable Rate Demand Bonds, 3.600%, 7/15/15+

       2,400   City of Chico, California, Multifamily Housing Revenue Refunding Bonds, Series 1995A           N/R       2,400,000
                 (Sycamore Glen Project), Variable Rate Demand Bonds, 4.500%, 4/07/14+

       1,000   Los Angeles Community Redevelopment Agency, Multifamily Housing Revenue Bonds, Series       VMIG-2       1,000,000
                 1985 (Skyline at South Park Apartments - Phase II), Variable Rate Demand Bonds,
                 5.600%, 12/01/05+

       1,000   Los Angeles Fountain Park - Phase II Project, Series 2000B, Variable Rate Demand Bonds,       A-1+       1,000,000
                 3.550%, 3/15/34+ (Alternative Minimum Tax)

       2,200   Housing Authority of the County of Santa Cruz, Multifamily Housing Revenue Bonds (Paloma      A-1+       2,200,000
                 del Mar Apartments), 1992 Issue A, Variable Rate Demand Bonds, 3.850%, 6/01/22+
                 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------------------
               Long-Term Care - 1.0%

         500   City of Santa Ana, Multi-Modal Interchangeable Rate Health Facility Revenue Bonds (Town        A-1         500,000
                 and Country Manor Project), Series 1990, Variable Rate Demand Bonds, 3.400%, 10/01/20+
----------------------------------------------------------------------------------------------------------------------------------
               Tax Obligation/General - 15.5%

       2,000   California Statewide Community Development Authority, Riverside County Tax and Revenue      VMIG-1       2,000,000
                 Anticipation Notes, Series N-6, Trust Receipt Floaters, 4.000%, 10/04/01+

       1,000   Irvine Ranch Water District, Series 1993, Variable Rate Demand Bonds, 3.600%, 4/01/33+      VMIG-1       1,000,000

       2,300   New Haven Unified School District, Alameda County, Series 2000, Tax and Revenue              SP-1+       2,312,977
                 Anticipation Notes, 5.000%, 7/05/01

       2,300   Petaluma City School District, Sonoma County, Series 2000, Tax and Revenue Anticipation      SP-1+       2,312,978
                 Notes, 5.000%, 7/05/01
----------------------------------------------------------------------------------------------------------------------------------
               Tax Obligation/Limited - 13.0%

       2,000   Hacienda La Puente Unified School District, Certificates of Participation, Adult            VMIG-1       2,000,000
                 Education Facility Financing Project, Series 1999, Variable Rate Demand Bonds,
                 4.050%, 10/01/09+

       2,400   Orange County (California), Improvement Bond Act of 1915, Irvine Coast Assessment           VMIG-1       2,400,000
                 District No. 88-1, Limited Obligation Improvement Bonds, Variable Rate Demand
                 Bonds, 3.400%, 9/02/18+

____
9

                    Portfolio of Investments (Unaudited)
                    Nuveen California Tax-Exempt Money Market Fund (continued) August 31, 2000

   Principal                                                                                                              Amortized
Amount (000)      Description                                                                                Ratings*          Cost
-----------------------------------------------------------------------------------------------------------------------------------
                  Tax Obligation/Limited (continued)

    $  2,000      San Joaquin County Transportation Authority, Sales Tax Revenue Bonds, Commercial Paper,        A-1+   $ 2,000,000
                    3.900%, 9/28/00
------------------------------------------------------------------------------------------------------------------------------------
                  Utilities - 15.7%

       1,000      California Pollution Control Financing Authority, Equity Stanislaus Project, Variable        VMIG-1     1,000,000
                    Rate Demand Bonds, 3.450%, 12/07/17+ (Alternative Minimum Tax)

       2,200      California Pollution Control Financing Authority, Pollution Control Refunding Revenue          A-1+     2,200,000
                    Bonds (Pacific Gas and Electric Company), 1997 Series B, Variable Rate Demand Bonds,
                    3.500%, 11/01/26+ (Alternative Minimum Tax)

       2,500      Los Angeles Department of Water and Power, Electric Plant Revenue Bonds, Second Issue of     VMIG-1     2,500,000
                    2000, Series A, Variable Rate Demand Bonds, 3.500%, 2/01/10+

       2,000      Los Angeles Department of Water and Power, Electric Plant Revenue Bonds, Commercial            A-1+     2,000,000
                    Paper Notes, 3.850%, 9/01/00
-----------------------------------------------------------------------------------------------------------------------------------
                  Water and Sewer - 9.6%

       2,300      Metro Water District, Southern California, Series C, Variable Rate Demand Bonds, 3.550%,     VMIG-1     2,300,000
                    7/01/27+

       2,400      Orange County Sanitation District, Certificates of Participation, Variable Rate Demand       VMIG-1     2,400,000
                    Bonds, 3.600%, 8/01/15+
-----------------------------------------------------------------------------------------------------------------------------------
    $ 48,900      Total Investments - 99.5%                                                                              48,925,955
-----------------------------------------------------------------------------------------------------------------------------------
                  Other Assets Less Liabilities - 0.5%                                                                      264,175
-----------------------------------------------------------------------------------------------------------------------------------
                  Net Assets - 100%                                                                                     $49,190,130
                  =================================================================================================================








*   Ratings: Using the higher of Standard & Poor's or Moody's rating.
N/R Investment is not rated.
+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.

_______
10

                    Portfolio of Investments (Unaudited)
                    Nuveen New York Tax-Exempt Money Market Fund
                    August 31, 2000

   Principal                                                                                                              Amortized
Amount (000)       Description                                                                           Ratings*              Cost
------------------------------------------------------------------------------------------------------------------------------------
                   Consumer Cyclicals - 3.0%

    $  1,000       Dutchess County Industrial Development Agency, Industrial Development Revenue Bonds         A-1     $  1,000,000
                     (Toys "R" US-NYTEX Inc. Facility), Series 1984, Variable Rate Demand Bonds, 4.325%,
                     11/01/19+
------------------------------------------------------------------------------------------------------------------------------------
                   Education and Civic Organizations - 22.6%

       1,400       Dormitory Authority of the State of New York, Cornell University Revenue Bonds, Series   VMIG-1        1,400,000
                     1990B, Variable Rate Demand Bonds, 4.200%, 7/01/25+

       1,300       Dormitory Authority of the State of New York, New York Founding Charitable Corporation   VMIG-1        1,300,000
                     Revenue Bonds, Series 1997, Variable Rate Demand Bonds, 3.900%, 7/01/12+

       1,360       Madison County Industrial Development Agency (New York), Civic Facility Revenue Bonds,      A-2        1,360,000
                     Series 1999 (Cazenovia College), Variable Rate Demand Bonds, 4.450%, 6/01/19+

       1,400       County of Monroe Industrial Development Agency (CHF - Rochester, L.L.C. - Rochester      VMIG-1        1,400,000
                     Institute of Technology Project), Series 1999A, Variable Rate Demand Bonds, 4.250%,
                     6/01/29+

       1,000       New York City Trust for Cultural Resources (Guggenheim Foundation), Variable Rate        VMIG-1        1,000,000
                     Demand  Bonds, 4.150%, 12/01/15+

       1,000       New York City Industrial Development Agency, Civic Facility Revenue Bonds (2000 CASA       A-1+        1,000,000
                     Project), Variable Rate Demand Bonds, 4.350%, 3/01/20+
------------------------------------------------------------------------------------------------------------------------------------
                   Healthcare - 7.3%

       1,000       New York State Dormitory Authority, Sloan Kettering Cancer Center, Series 1989C,         VMIG-1        1,000,000
                     Variable Rate Demand Bonds, 4.000%, 7/01/19+

       1,400       New York State Housing Finance Agency, The Hospital for Special Surgery, Series 1985A,   VMIG-1        1,400,000
                     HSS Properties Corporation, Variable Rate Demand Bonds, 4.150%, 11/01/10+
------------------------------------------------------------------------------------------------------------------------------------
                   Housing/Multifamily - 14.6%

       1,000       New York City Housing Development Corporation, Multifamily Rental Housing Revenue Bonds    A-1+        1,000,000
                     (Brittany Development), 1999 Series A, Variable Rate Demand Bonds, 4.100%, 6/15/29+
                     (Alternative Minimum Tax)

       1,000       New York City Housing Development Corporation, Multifamily Rental Housing Revenue Bonds    A-1+        1,000,000
                     (One Columbus Place Development), 1998 Series A, Variable Rate Demand Bonds, 4.100%,
                     11/15/28+ (Alternative Minimum Tax)

       1,400       New York State Housing Finance Agency, Housing Revenue Bonds, Series 1995A (East 84th    VMIG-1        1,400,000
                     Street), Variable Rate Demand Bonds, 4.100%, 11/01/28+ (Alternative Minimum Tax)

       1,400       New York City Housing Development Corporation (Upper Fifth Avenue Project), Variable     VMIG-1        1,400,000
                     Rate Demand Bonds, Variable Rate Demand Bonds, 4.250%, 1/01/16+
------------------------------------------------------------------------------------------------------------------------------------
                   Industrial/Other - 2.4%

         800       Guilderland Industrial Development Agency, Industrial Development Revenue Bonds             P-1          800,000
                     (Northeastern Industrial Park Project), Series 1993A, Variable Rate Demand Bonds,
                     4.100%, 12/01/08+
------------------------------------------------------------------------------------------------------------------------------------
                   Long-Term Care - 6.4%

         700       New York State Dormitory Authority, Revenue Bonds, Series 1995 (Beverwyck Inc.),         VMIG-1          700,000
                     Variable Rate Demand Bonds, 4.300%, 7/01/25+

       1,400       County of Otsego Industrial Development Agency (New York), Civic Facility Revenue Bonds     A-2        1,400,000
                     (St. James Retirement Community Project - Letter of Credit Secured), Series 1998A,
                     Variable Rate Demand Bonds, 4.100%, 8/01/28+

________
11

                    Portfolio of Investments (Unaudited)
                    Nuveen New York Tax-Exempt Money Market Fund (continued) August 31, 2000

   Principal                                                                                                             Amortized
Amount (000)      Description                                                                            Ratings*             Cost
------------------------------------------------------------------------------------------------------------------------------------
                  Tax Obligation/General - 32.7%

    $  1,000      State of New York, General Obligation Bonds, Variable Rate Demand Bonds,                VMIG-1      $  1,000,000
                    Series 2000A, 4.400%, 2/08/01+

       1,400      State of New York, General Obligation Environmental Quality Bonds, Commercial Paper        A-1+        1,400,000
                    Notes, Series 1997A, 4.200%, 10/11/00

       1,000      Mahopac Central School District, Putnam County, Bond Anticipation Notes, 2000 Series A,    A-1         1,000,000
                    4.500%, 9/01/00

       1,000      Nassau County, Revenue Anticipation Notes, Series 2000A, 6.000%, 3/20/01                 MIG-1         1,008,083

       1,300      City of New York, General Obligation Bonds, Fiscal 1995 Series B, Variable Rate         VMIG-1         1,300,000
                    Demand Bonds, 4.150%, 8/15/05+

       1,400      City of New York, General Obligation Bonds, Fiscal 1996 Series J - Subseries J3,        VMIG-1         1,400,000
                    Variable Rate Demand Bonds, 4.100%, 2/15/16+

       1,400      Pelham Union Free School District, Westchester County, Tax Anticipation Notes, Series      N/R         1,401,416
                    2000, 4.750%, 11/16/00

       1,000      Valley Stream Central High School District, Nassau County, General Obligation Bonds,     MIG-1         1,003,169
                    4.750%, 6/28/01

       1,250      County of Westchester, New York, General Obligation Serial Bonds, 1997 Series D, 4.625%,   Aaa         1,251,794
                    11/15/00
------------------------------------------------------------------------------------------------------------------------------------
                  Transportation - 4.2%

       1,400      Metropolitan Transportation Authority, New York, Transit Facilities, Commercial Paper      A-1+        1,400,000
                    Notes, 4.100%, 9/07/00
------------------------------------------------------------------------------------------------------------------------------------
                  Utilities - 7.9%

       1,400      New York State Energy Research and Development Authority (Niagara Mohawk Power             P-1         1,400,000
                    Corporation), Pollution Control Revenue Bonds, Series 1986A, Variable Rate
                    Demand Bonds, 4.250%, 12/01/26+ (Alternative Minimum Tax)

       1,200      Long Island Power Authority, Commercial Paper Notes, 4.100%, 9/05/00                       A-1+        1,200,000
------------------------------------------------------------------------------------------------------------------------------------
    $ 33,310      Total Investments - 101.1%                                                                            33,324,462
------------------------------------------------------------------------------------------------------------------------------------
                  Other Assets Less Liabilities - (1.1)%                                                                  (346,497)
                  ------------------------------------------------------------------------------------------------------------------
                  Net Assets - 100%                                                                                   $ 32,977,965
                  ==================================================================================================================






 *    Ratings: Using the higher of Standard & Poor's or Moody's rating.
N/R   Investment is not rated.
 + The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.

           ________

          Statement of Net Assets (Unaudited)
          August 31, 2000

                                                                     Municipal           California           New York
----------------------------------------------------------------------------------------------------------------------
Assets
Investments in short-term municipal securities, at
   amortized cost, which approximates market value                $  229,278,168      $  48,925,955      $  33,324,462
Receivables:
   Fund manager                                                          187,573             14,187             12,493
   Interest                                                            1,245,501            290,905            169,783
   Shares sold                                                           671,107            246,048             81,982
Other assets                                                               1,112                476                165
----------------------------------------------------------------------------------------------------------------------
   Total assets                                                      231,383,461         49,477,571         33,588,885
----------------------------------------------------------------------------------------------------------------------
Liabilities
Cash overdraft                                                           229,998             16,227            411,747
Payables:
   Investments purchased                                               3,511,690                 --                 --
   Shares redeemed                                                     1,383,430             43,300             56,056
Accrued expenses:
   12b-1 fees                                                            205,924             49,462             32,547
   Other                                                                 340,325             71,323             27,073
Dividends payable                                                        611,167            107,129             83,497
----------------------------------------------------------------------------------------------------------------------
   Total liabilities                                                   6,282,534            287,441            610,920
----------------------------------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                       $  225,100,927      $  49,190,130      $  32,977,965
======================================================================================================================
Shares outstanding                                                   225,100,927         49,190,130         32,977,965
======================================================================================================================
Net asset value, offering and redemption price per share
   (net assets divided by shares outstanding)                     $         1.00      $        1.00      $        1.00
======================================================================================================================

                                 See accompanying notes to financial statements.

     -----
     13

          Statement of Operations (Unaudited)
          Six Months Ended August 31, 2000

                                                                      Municipal         California          New York
--------------------------------------------------------------------------------------------------------------------
Investment Income                                                   $  5,049,502       $   964,900        $  668,721
--------------------------------------------------------------------------------------------------------------------
Expenses
Management fees                                                          575,606            99,880            65,075
12b-1 fees                                                               232,914            62,425            40,672
Shareholders' servicing agent fees and expenses                          362,690            30,911            19,115
Custodian's fees and expenses                                             25,152            17,218            15,827
Trustees' fees and expenses                                                3,868             1,278               687
Professional fees                                                         67,121            25,978            13,937
Shareholders' reports - printing and mailing expenses                    102,869            71,198            48,078
Federal and state registration fees                                       15,612             9,723               225
Portfolio insurance expense                                               17,611             5,517             3,033
Other expenses                                                            10,458             7,347             1,976
--------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and expense
   reimbursement                                                       1,413,901           331,475           208,625
   Custodian fee credit                                                   (1,184)              (76)           (1,180)
   Expense reimbursement                                                (193,000)          (66,216)          (44,906)
--------------------------------------------------------------------------------------------------------------------
Net expenses                                                           1,219,717           265,183           162,539
--------------------------------------------------------------------------------------------------------------------
Net investment income                                                  3,829,785           699,717           506,182
Net realized gain from investment transactions                                --                --                --
--------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                          $  3,829,785       $   699,717        $  506,182
====================================================================================================================

                                 See accompanying notes to financial statements.

     -----
     14

     Statements of Changes in Net Assets (Unaudited)

                                                                                                       Municipal
                                                                                    ---------------------------------------------
                                                                                      Six Months Ended                Year Ended
                                                                                               8/31/00                   2/29/00
--------------------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                                  $     3,829,785            $    6,986,777
Net realized gain from investment transactions                                                      --                        --
--------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                                   3,829,785                 6,986,777
--------------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders                                                               (3,829,785)               (6,986,777)
--------------------------------------------------------------------------------------------------------------------------------
Common Share Transactions
   (at constant net asset value of $1 per share)
Net proceeds from sale of shares                                                            47,824,537               163,405,512
Net proceeds from shares issued to shareholders due to reinvestment of distributions         4,052,963                 6,413,805
--------------------------------------------------------------------------------------------------------------------------------
                                                                                            51,877,500               169,819,317
Cost of shares redeemed                                                                    (69,475,059)             (179,474,987)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from share transactions                              (17,597,559)               (9,655,670)
Net assets at the beginning of period                                                      242,698,486               252,354,156
--------------------------------------------------------------------------------------------------------------------------------
Net assets at the end of period                                                        $   225,100,927            $  242,698,486
================================================================================================================================

                                 See accompanying notes to financial statements.

     ----
     15

                                                                             California                        New York
                                                                 --------------------------------   --------------------------------
                                                                 Six Months Ended     Year Ended      Six Months Ended   Year Ended
                                                                          8/31/00       2/29/00*               8/31/00     2/29/00**
------------------------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                            $        699,717     $    973,585    $     506,182  $      886,337
Net realized gain from investment transactions                                 --               --               --              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                699,717          973,585          506,182         886,337
------------------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders                                            (699,717)        (973,585)        (506,182)       (886,337)
------------------------------------------------------------------------------------------------------------------------------------
Common Share Transactions
 (at constant net asset value of $1 per share)
Net proceeds from shares issued in the reorganization
 of Nuveen California Tax-Free Money Market Fund
 Institutional series                                                          --        3,634,486               --              --
Net proceeds from shares issued in the reorganization
 of Nuveen New York Tax-Free Money Market Fund
 Service Plan series                                                           --               --               --       1,473,077
Net proceeds from shares issued in the reorganization
 of Nuveen New York Tax-Free Money Market Fund
 Institutional series                                                          --               --               --          16,667
Net proceeds from sale of shares                                       15,983,457      103,596,018        5,983,012      40,147,717
Net proceeds from shares issued to shareholders
 due to reinvestment of distributions                                     669,406          615,227          556,443         832,491
------------------------------------------------------------------------------------------------------------------------------------
                                                                       16,652,863      107,845,731        6,539,455      42,469,952
Cost of shares redeemed                                               (22,976,411)    (166,093,543)      (5,207,666)    (43,930,385)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from share transactions          (6,323,548)     (58,247,812)       1,331,789      (1,460,433)
Net assets at the beginning of period                                  55,513,678      113,761,490       31,646,176      33,106,609
------------------------------------------------------------------------------------------------------------------------------------
Net assets at the end of period                                  $     49,190,130     $ 55,513,678    $  32,977,965  $   31,646,176
====================================================================================================================================

 *The year ended February 29, 2000, information includes the change in net assets of the Service Plan series of the Nuveen California Tax-Free Money Market Fund through June 25, 1999, and the changes in net assets of the Nuveen California Tax-Exempt Money Market Fund from such date through February 29, 2000.

**The year ended February 29, 2000, information includes the changes in net assets of the Distribution Plan series of the Nuveen New York Tax-Free Money Market Fund through June 25, 1999, and the changes in net assets of the Nuveen New York Tax-Exempt Money Market Fund from such date through February 29, 2000.


                                 See accompanying notes to financial statements.

_____
16

Notes to Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies
The money market funds (the "Funds") covered in this report are Nuveen Municipal Money Market Fund, Inc. ("Municipal"), formerly, Nuveen Tax-Free Reserves, Inc., Nuveen California Tax-Exempt Money Market Fund ("California"), formerly, Nuveen California Tax-Free Money Market Fund and Nuveen New York Tax-Exempt Money Market Fund ("New York"), formerly, Nuveen New York Tax-Free Money Market Fund. Nuveen California Tax-Free Money Market Fund and Nuveen New York Tax-Free Money Market Fund were reorganized after the close of business on June 25, 1999, as previously approved by shareholders. As part of the reorganization of the Nuveen California Tax-Free Money Market Fund, the Service Plan series and the Institutional series were consolidated and renamed Class A in California. As part of the reorganization of the Nuveen New York Tax-Free Money Market Fund, the Service Plan series, the Distribution Plan series and the Institutional series were consolidated into New York.

Municipal is an open-end, diversified management company incorporated as a Maryland corporation on July 6, 1982. California and New York are each a series of the Nuveen Money Market Trust, an open-end management series investment company organized as a Massachusetts business trust on January 15, 1999.

Each Fund invests substantially all of its assets in a diversified portfolio of high quality, tax-exempt money market instruments for current income, the stability of principal, and the maintenance of liquidity.

Each Fund issues its own shares at net asset value, which the Fund will seek to maintain at $1.00 per share, without a sales charge.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Securities Valuation
Each Fund invests in short-term municipal securities maturing within one year from the date of acquisition. Securities with a maturity of more than one year in all cases have variable rate and demand features qualifying them as short-term securities and are valued at amortized cost. On a dollar-weighted basis, the average maturity of all such securities must be 90 days or less (at August 31, 2000, the dollar-weighted average life was 35.42 days for Municipal, 33.63 days for California, and 31.98 days for New York).

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At August 31, 2000, Municipal had an outstanding when-issued purchase commitment of $3,511,690. There were no such outstanding purchase commitments in either California or New York.

Investment Income
Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts.

Dividends and Distributions to Shareholders
Tax-exempt net investment income is declared as a dividend to shareholders of record as of the close of each business day and payment is made or reinvestment is credited to shareholder accounts after month-end. Net realized capital gains from investment transactions and/or net ordinary taxable income, if any, are declared and distributed to shareholders annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute all of its tax-exempt net investment income, taxable ordinary income and/or net realized capital gains from investment transactions, if any, and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax and designated state income taxes for the California and New York Funds, to retain such tax-exempt status when distributed to the shareholders of the Funds. Net ordinary taxable income and net realized capital gain distributions, if any, are subject to federal taxation.

_____
17

12b-1 Plan
Each Fund pays a fee to reimburse Nuveen Investments ("Nuveen"), a wholly owned subsidiary of The John Nuveen Company, the Funds' principal underwriter and distributor, for compensating authorized dealers of record, including Nuveen, for providing ongoing services to the Fund or its shareholders. Nuveen may pay additional amounts to such firms from its own resources at its discretion, and may retain any portion of the 12b-1 fees not paid to such firms.

Insurance Commitments
The Funds have purchased liability insurance to protect against a decline in the value of securities held in the Funds' portfolio caused by the default of securities owned by the Funds. The insurance covers substantially all of the Funds' investments except U.S. Government securities. The maximum total coverage for all Nuveen money market funds is $50 million, with certain deductibles for each loss. The Funds pay the policy premiums. Coverage under the policy is subject to certain conditions and may not be renewable upon expiration. While the policy is intended to provide some protection against credit risk and to help the Funds maintain a constant price per share of $1.00, there is no guarantee that the insurance will do so.

Derivative Financial Instruments
The Funds may invest in transactions in certain derivative financial instruments, including futures, forward, swap and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the six months ended August 31, 2000.

Custodian Fee Credit
Each Fund has an agreement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. Securities Transactions
Purchases and sales (including maturities) of investments in short-term municipal securities during the six months ended August 31, 2000, were as follows:

                                      Municipal      California      New York
--------------------------------------------------------------------------------
Purchases                         $  145,280,267  $  61,480,774  $  21,667,198
Sales                                158,077,788     67,685,000     21,040,000
--------------------------------------------------------------------------------

At August 31, 2000, the cost of investments owned for federal income tax purposes was the same as the cost for financial reporting purposes for each Fund.

At February 29, 2000, the Funds' last fiscal year end, California had unused capital loss carryforwards of $25,566 available for federal income tax purposes to be applied against future capital gains if any. If not applied, $18,364 of the carryforwards will expire in the year 2003 and $7,202 will expire in the year 2008.

3. Composition of Net Assets
At August 31, 2000, the Funds had common stock authorized of $.01 par value per share. The composition of net assets as well as the number of authorized shares were as follows:

                                                Municipal       California       New York
-----------------------------------------------------------------------------------------------
Capital paid in                            $    225,100,927  $  49,215,696   $  32,977,965
Accumulated net realized gain (loss)
 from investment transactions                            --        (25,566)             --
-----------------------------------------------------------------------------------------------
Net assets                                 $    225,100,927  $  49,190,130   $  32,977,965
===============================================================================================
Authorized shares                             2,000,000,000      Unlimited       Unlimited
===============================================================================================

_____
18

4. Management Fees and Other Transactions with Affiliates
Under the Funds' investment management agreement with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, each Fund pays an annual management fee, payable monthly, at the rates set forth below which are based upon the average daily net assets of each Fund as follows:

                                                 Management Fees
                                   ---------------------------------------------
Average Daily Net Assets             Municipal                     CA, NY
--------------------------------------------------------------------------------
For the first $125 million           .5000 of 1%                   .4000 of 1%
For the next $125 million            .4875 of 1                    .3875 of 1
For the next $250 million            .4750 of 1                    .3750 of 1
For the next $500 million            .4625 of 1                    .3625 of 1
For the next $1 billion              .4500 of 1                    .3500 of 1
For net assets over $2 billion       .4250 of 1                    .3250 of 1
================================================================================

The Adviser may voluntarily reimburse expenses from time to time, which may be terminated at any time at its discretion.

The management fee compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Funds pay no compensation directly to those of its Directors/Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates.

5. Investment Composition
At August 31, 2000, the revenue sources by municipal purpose, expressed as a percent of total investments, were as follows:

                                           Municipal    California     New York
--------------------------------------------------------------------------------
Basic Materials                                   9%            --%          --%
Capital Goods                                    13              6           --
Consumer Cyclicals                                6             --            3
Consumer Staples                                  2              6           --
Education and Civic Organizations                10             --           23
Financials                                        4              2           --
Healthcare                                        7             13            7
Housing/Multifamily                              13             17           14
Industrial/Other                                  9             --            2
Long-Term Care                                    9              1            6
Tax Obligation/General                            8             16           33
Tax Obligation/Limited                            4             13           --
Transportation                                    2             --            4
Utilities                                         4             16            8
Water and Sewer                                  --             10           --
--------------------------------------------------------------------------------
                                                100%           100%         100%
================================================================================

At August 31, 2000, certain investments in short-term municipal securities have credit enhancements (letters of credit, guarantees or insurance) issued by third party domestic or foreign banks or other institutions (86% for Municipal, 91% for California, and 86% for New York).

For additional information regarding each investment security, refer to the Portfolio of Investments.

_____
19

          Financial Highlights (Unaudited)

          Selected data for a share outstanding throughout each period:

                                                                                       ---------------------------------------------
                                                                                                           Before Credit/
                                                                                                           Reimbursement
                                                                                                      ------------------------------
MUNICIPAL                                                                                                                Ratio
                                                      Less                                                              of Net
                  Beginning                  Distributions                                              Ratio of    Investment
                        Net           Net         from Net        Ending                   Ending       Expenses        Income
Year Ended            Asset    Investment       Investment     Net Asset      Total    Net Assets     to Average    to Average
February 28/29,       Value        Income           Income         Value     Return          (000)    Net Assets    Net Assets
------------------------------------------------------------------------------------------------------------------------------------
   2001 (c)          $ 1.00         $ .02            $(.02)       $ 1.00       1.66%     $ 225,101          1.21%*        3.12%*
   2000                1.00           .03             (.03)         1.00       2.79        242,698          1.03          2.53
   1999                1.00           .03             (.03)         1.00       2.85        252,354           .80          2.79
   1998                1.00           .03             (.03)         1.00       3.02        270,723           .81          2.96
   1997                1.00           .03             (.03)         1.00       2.87        304,087           .80          2.82
   1996                1.00           .03             (.03)         1.00       3.23        339,662           .79          3.18
====================================================================================================================================

                      Ratios/Supplement Data
----------------------------------------------------------------------
                           After                   After Credit/
                      Reimbursement(a)            Reimbursement(b)
                  ------------------------    ------------------------
                                     Ratio                       Ratio
                                    of Net                      of Net
                    Ratio of    Investment      Ratio of    Investment
                    Expenses        Income      Expenses        Income
Year Ended        to Average    to Average    to Average    to Average
February 28/29,   Net Assets    Net Assets    Net Assets    Net Assets
----------------------------------------------------------------------
   2001 (c)             1.05%*        3.29%*        1.05%*        3.29%*
   2000                  .77          2.79           .77          2.79
   1999                  .75          2.84           .75          2.84
   1998                  .75          3.02           .75          3.02
   1997                  .75          2.87           .75          2.87
   1996                  .75          3.22           .75          3.22
======================================================================

*    Annualized.

(a)  After expense reimbursement from the investment adviser, where applicable.
(b)  After custodian fee credit and expense reimbursement, where applicable.
(c)  For the six months ended August 31, 2000.

                                                                                       ---------------------------------------------
                                                                                                           Before Credit/
                                                                                                           Reimbursement
                                                                                                      ------------------------------
CALIFORNIA**                                                                                                             Ratio
                                                      Less                                                              of Net
                  Beginning                  Distributions                                              Ratio of    Investment
                        Net           Net         from Net        Ending                   Ending       Expenses        Income
Year Ended            Asset    Investment       Investment     Net Asset      Total    Net Assets     to Average    to Average
February 28/29,       Value        Income           Income         Value     Return          (000)    Net Assets    Net Assets
------------------------------------------------------------------------------------------------------------------------------------
   2001 (c)          $ 1.00         $ .01            $(.01)       $ 1.00       1.42%     $  49,190          1.33%*        2.53%*
   2000 (d)            1.00           .03             (.03)         1.00       2.65         55,514           .93          2.23
   1999                1.00           .03             (.03)         1.00       2.81        113,761           .59          2.75
   1998                1.00           .03             (.03)         1.00       3.13         86,916           .58          3.09
   1997                1.00           .03             (.03)         1.00       2.94         95,306           .59          2.89
   1996                1.00           .03             (.03)         1.00       3.32         70,722           .56          3.28
====================================================================================================================================

                      Ratios/Supplement Data
----------------------------------------------------------------------
                           After                   After Credit/
                      Reimbursement(a)            Reimbursement(b)
                  ------------------------    ------------------------
                                     Ratio                       Ratio
                                    of Net                      of Net
                    Ratio of    Investment      Ratio of    Investment
                    Expenses        Income      Expenses        Income
Year Ended        to Average    to Average    to Average    to Average
February 28/29,   Net Assets    Net Assets    Net Assets    Net Assets
----------------------------------------------------------------------
   2001 (c)             1.06%*        2.80%*        1.06%*          29%*
   2000 (d)              .58          2.58           .58          2.58
   1999                  .55          2.79           .55          2.79
   1998                  .55          3.12           .55          3.12
   1997                  .55          2.93           .55          2.93
   1996                  .54          3.30           .54          3.30
======================================================================

*    Annualized.

** Information included prior to the year ended February 29, 2000, reflects the financial highlights of the Service Plan series of the Nuveen California Tax-Free Money Market Fund.

(a)  After expense reimbursement from the investment adviser, where applicable.

(b)  After custodian fee credit and expense reimbursement, where applicable.

(c)  For the six months ended August 31, 2000.

(d) Information includes the financial highlights of the Service Plan series of the Nuveen California Tax-Free Money Market Fund through the close of business on June 25, 1999, and the financial highlights of the Nuveen California Tax-Exempt Money Market Fund from such date through February 29, 2000.

                                                                                       ---------------------------------------------
                                                                                                           Before Credit/
                                                                                                           Reimbursement
                                                                                                      ------------------------------
NEW YORK**                                                                                                               Ratio
                                                      Less                                                              of Net
                  Beginning                  Distributions                                              Ratio of    Investment
                        Net           Net         from Net        Ending                   Ending       Expenses        Income
Year Ended            Asset    Investment       Investment     Net Asset      Total    Net Assets     to Average    to Average
February 28/29,       Value        Income           Income         Value     Return          (000)    Net Assets    Net Assets
------------------------------------------------------------------------------------------------------------------------------------
   2001 (c)          $ 1.00         $ .02            $(.02)       $ 1.00       1.56%     $  32,978          1.28%*        2.83%*
   2000 (d)            1.00           .03             (.03)         1.00       2.73         31,646           .89          2.41
   1999                1.00           .03             (.03)         1.00       2.73         33,107           .72          2.54
   1998                1.00           .03             (.03)         1.00       3.10         28,854           .89          2.75
   1997                1.00           .03             (.03)         1.00       2.90         26,116           .92          2.52
   1996                1.00           .03             (.03)         1.00       3.20         31,631           .94          2.80
====================================================================================================================================

                      Ratios/Supplement Data
----------------------------------------------------------------------
                           After                   After Credit/
                      Reimbursement(a)            Reimbursement(b)
                  ------------------------    ------------------------
                                     Ratio                       Ratio
                                    of Net                      of Net
                    Ratio of    Investment      Ratio of    Investment
                    Expenses        Income      Expenses        Income
Year Ended        to Average    to Average    to Average    to Average
February 28/29,   Net Assets    Net Assets    Net Assets    Net Assets
----------------------------------------------------------------------
   2001 (c)             1.01%*        3.10%*        1.00%*        3.11%*
   2000 (d)              .58          2.72           .57          2.72
   1999                  .55          2.70           .55          2.71
   1998                  .55          3.09           .55          3.09
   1997                  .55          2.89           .55          2.89
   1996                  .55          3.19           .55          3.19
======================================================================

*    Annualized.

** Information included prior to the year ended February 29, 2000, reflects the financial highlights of the Distribution Plan series of the Nuveen New York Tax-Free Money Market Fund.

(a)  After expense reimbursement from the investment adviser, where applicable.

(b)  After custodian fee credit and expense reimbursement, where applicable.

(c)  For the six months ended August 31, 2000.

(d) Information includes the financial highlights of the Distribution Plan series of the Nuveen New York Tax-Free Money Market Fund prior to the close of business on June 25, 1999, and the financial highlights of the Nuveen New York Tax-Exempt Money Market Fund from such date through February 29, 2000.

                                 See accompanying notes to financial statements.

_____
20

Fund Information

Board of Trustees
Robert P. Bremner
Lawrence H. Brown
Anne E. Impellizzeri
Peter R. Sawers
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale


Fund Manager

Nuveen Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606


Transfer Agent and Shareholder Services

Chase Global Funds Services
73 Tremont Street
Boston, MA 02108

(800) 257-8787


Legal Counsel

Morgan, Lewis &
Bockius LLP
Washington, D.C.


Independent Public Accountants

Arthur Andersen LLP
Chicago, IL



NASD Regulation, Inc. provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of NASD members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.nasdr.com. NASD Regulation, Inc. also provides an investor brochure that includes information describing the Public Disclosure Program.

______
21

Serving
Investors
For Generations

A 100-Year Tradition of Quality Investments

[PHOTO OF JOHN NUVEEN, SR. APPEARS HERE]
John Nuveen, Sr.

Since 1898, Nuveen Investments has been synonymous with investments that withstand the test of time. In fact, more than 1.3 million investors have trusted Nuveen to help them build and sustain the wealth of a lifetime.

Whether your focus is long-term growth, dependable income or sustaining accumulated wealth, Nuveen offers a wide variety of investments and services to help meet your unique circumstances and financial planning needs. We can help you build a better, well-diversified portfolio.

Call Your Financial Advisor Today

To find out how Nuveen Mutual Funds might round out your investment portfolio, contact your financial advisor today. Or call Nuveen at (800) 257-8787 for more information. Ask your advisor or call for a prospectus, which details risks, fees and expenses. Please read the prospectus carefully before you invest.

Nuveen
   Investments

Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606-1286
www.nuveen.com